SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-90649)
  UNDER THE SECURITIES ACT OF 1933           [X]
 Pre-Effective Amendment No.                 [ ]
 Post-Effective Amendment No. 77             [X]

and

REGISTRATION STATEMENT (No. 811-4008)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 77                            [X]

Fidelity Investment Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 ( ) immediately upon filing pursuant to paragraph (b).
 ( ) on (                               ) pursuant to paragraph (b).
 ( ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on October 12, 1999 pursuant to paragraph (a)(1) of Rule 485.
 ( ) 75 days after filing pursuant to paragraph (a)(2).
 ( ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

   FIDELITY'S
TARGETED INTERNATIONAL EQUITY
FUNDS
                                        Fund   Trading
                                        Number  Symbol

Fidelity Canada Fund                      309   FICDX
Fidelity Emerging Markets Fund            322   FEMKX
Fidelity Europe Fund                      301   FIEUX
Fidelity Europe Capital Appreciation Fund 341   FECAX
Fidelity France Fund                      345   FRANX
Fidelity Germany Fund                     346   FGERX
Fidelity Hong Kong and China Fund         352   FHKCX
Fidelity Japan Fund                       350   FJPNX
Fidelity Japan Small Companies Fund       360   FJSCX
Fidelity Latin America Fund               349   FLATX
Fidelity Nordic Fund                      342   FNORX
Fidelity Pacific Basin Fund               302   FPBFX
Fidelity Southeast Asia Fund              351   FSEAX
Fidelity United Kingdom Fund              344   FUTYF

PROSPECTUS
DECEMBER    29    , 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             3   INVESTMENT SUMMARY

                         8   PERFORMANCE

                         17  FEE TABLE

FUND BASICS              23  INVESTMENT DETAILS

                         28  VALUING SHARES

SHAREHOLDER INFORMATION  28  BUYING AND SELLING SHARES

                         35  EXCHANGING SHARES

                         35  ACCOUNT FEATURES AND POLICIES

                         38  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         39  TAX CONSEQUENCES

FUND SERVICES            39  FUND MANAGEMENT

                         41  FUND DISTRIBUTION

APPENDIX                 42  FINANCIAL HIGHLIGHTS


FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

CANADA FUND seeks    growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of issuers that have their principal activities in Canada or are registered in Canadian markets.

(small solid bullet) Potentially investing in securities of U.S.
issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN CANADA. The Canadian economy can be significantly affected by the U.S. economy and the price of natural resources.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

EMERGING MARKETS FUND seeks    capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by the International Finance Corporation, countries with low- to middle-income economies according to the World Bank, and countries that are listed in World Bank publications as "developing").

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in countries considered emerging markets as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or
economic developments and can perform differently    from     the U.S.
market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

EUROPE FUND seeks growth of capital over the long-term.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of issuers that have their principal activities in Europe.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Europe as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN EUROPE. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union (EMU).

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

EUROPE CAPITAL APPRECIATION FUND seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of issuers that have their principal activities in Europe.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Europe as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN EUROPE. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the EMU.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

FRANCE FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of French issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN FRANCE. The French economy can be significantly affected by government policies and investments in the private sector and the restrictions required to join the EMU.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

GERMANY FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of German issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN GERMANY. The German economy has been significantly affected by the reunification of
eastern and western Germany and    can be significantly affected by
the     restrictions required to join the EMU.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

HONG KONG AND CHINA FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of Hong Kong and Chinese issuers.

(small solid bullet) Investing mostly in securities of Hong Kong issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet)    Investing up to 35% of total assets in any
industry that accounts for more than 20% of the Hong Kong and Chinese market.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN HONG KONG AND CHINA. The Hong Kong and Chinese economies are generally considered emerging markets and can be significantly affected by general economic and political conditions in other Asian countries and changes in Chinese
government policy.    A small number of companies and industries
represent a large portion of the Hong Kong and Chinese market, and these companies and industries can be sensitive to adverse political, economic, or regulatory developments.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

JAPAN FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of Japanese issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN JAPAN. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

JAPAN SMALL COMPANIES FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of Japanese issuers with small market
capitalizations (those with market capitalizations    similar to
companies in the Tokyo Stock Exchange Second Section Index or the
JASDAQ Stock Index).

(small solid bullet) Potentially investing in securities of Japanese issuers with larger market capitalizations and non-Japanese issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN JAPAN. The Japanese economy is currently in a recession. International trade and government policy can significantly affect economic growth.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

(small solid bullet) SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

LATIN AMERICA FUND seeks high total investment return.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of Latin American issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Latin America as a whole.

(small solid bullet)    Investing up to 35% of total assets in any
industry that accounts for more than 20% of the Latin American market.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or
economic developments and can perform differently    from     the U.S.
market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN LATIN AMERICA. The Latin American economies are generally considered emerging markets and
can be significantly affected by currency devaluations.    A small
number of companies and industries represent a large portion of the Latin American market, and these companies and industries can be sensitive to adverse political, economic, or regulatory developments.
    The markets in Latin America can be extremely volatile.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

NORDIC FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of Danish, Finnish, Norwegian, and Swedish issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in the Nordic region as a whole.

(small solid bullet)    Investing up to 35% of total assets in any
industry that accounts for more than 20% of the Nordic market.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN NORDIC REGION. The Nordic economies can be significantly affected by the price of natural resources and their governments' efforts to comply with the
restrictions required to join the EMU.    A small number of companies
and industries represent a large portion of the Nordic market, and these companies and industries can be sensitive to adverse political, economic, or regulatory developments.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

PACIFIC BASIN FUND seeks growth of capital over the long-term.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of issuers that have their principal activities in the Pacific Basin.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in the Pacific Basin as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN PACIFIC BASIN. Many Pacific Basin economies are generally considered emerging markets and most are currently in recessions. International trade, government policy, and political and social stability can significantly affect economic growth. The markets in the Pacific Basin can be extremely volatile.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

SOUTHEAST ASIA FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of Southeast Asian issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or
economic developments and can perform differently    from     the U.S.
market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN SOUTHEAST ASIA. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy and political and social stability can significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

UNITED KINGDOM FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

   Fidelity Management & Research Company     (FMR)'s principal
investment strategies include:

(small solid bullet)    Normally     investing at least 65% of total
assets in securities of British issuers.

(small solid bullet)    Normally     investing primarily in common
stocks.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN UNITED KINGDOM. The
United Kingdom economies    can be     significantly affected by the
restrictions required to join the EMU.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates    t    he changes in    each
    fund's performance from year to year and compares each
fund   's     performance to the performance of a market index and an
average of the performance of similar funds over various periods of time. Prior to February 19, 1993, Emerging Markets operated under
certain different investment policies. Accordingly,    the fund's
historical performance may not represent its current investment policies. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR-RETURNS

The returns in the chart do not include the effect of    the
funds'     front-end sales charge. If the effect of the sales charge
   were     reflected, returns would be lower than those shown.


CANADA FUND

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR CANADA FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).
   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CANADA FUND
WAS __%.


EMERGING MARKETS FUND

Calendar Years                 1991  1992  1993  1994  1995  1996  1997  1998

                               %     %     %     %     %     %     %     %




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR EMERGING MARKETS FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER: [MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]],
[YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR EMERGING
MARKETS FUND WAS __%.


EUROPE FUND

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR EUROPE FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).
   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR EUROPE FUND
WAS __%.


EUROPE CAPITAL APPRECIATION
FUND

Calendar Years                                   1994  1995  1996  1997  1998

                                                 %     %     %     %     %




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR EUROPE CAPITAL
APPRECIATION FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]) AND THE LOWEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR EUROPE CAPITAL APPRECIATION FUND WAS __%.

FRANCE FUND

Calendar Years                              1996  1997  1998

                                            %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR FRANCE FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).
   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR FRANCE FUND
WAS __%.

GERMANY FUND

Calendar Years                              1996  1997  1998

                                            %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR GERMANY FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR GERMANY FUND
WAS __%.

HONG KONG AND CHINA FUND

Calendar Years                                        1996  1997  1998

                                                      %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR HONG KONG AND CHINA FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER: [MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]],
[YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR HONG KONG AND CHINA FUND WAS __%.

JAPAN FUND

Calendar Years                  1993  1994  1995  1996  1997  1998

                                %     %     %     %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR JAPAN FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR JAPAN FUND WAS
__%.

JAPAN SMALL COMPANIES FUND

Calendar Years                                          1996  1997  1998

                                                        %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR JAPAN SMALL COMPANIES FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER: [MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR JAPAN SMALL COMPANIES FUND WAS __%.

LATIN AMERICA FUND

Calendar Years                          1994  1995  1996  1997  1998

                                        %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR LATIN AMERICA FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER: [MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]],
[YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPATEMBER 30, 1999 FOR LATIN AMERICA FUND WAS __%.

NORDIC FUND

Calendar Years                              1996  1997  1998

                                            %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR NORDIC FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR NORDIC FUND
WAS __%.

PACIFIC BASIN FUND

Calendar Years                                  1996  1997  1998

                                                %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR PACIFIC BASIN FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER: [MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]],
[YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR PACIFIC BASIN FUND WAS __%.

SOUTHEAST ASIA FUND

Calendar Years                           1994  1995  1996  1997  1998

                                         %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR SOUTHEAST ASIA FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER: [MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]],
[YEAR]).
   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR SOUTHEAST ASIA FUND WAS __%.

UNITED KINGDOM FUND

Calendar Years                                   1996  1997  1998

                                                 %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

   DURING THE PERIODS SHOWN IN THE CHART FOR UNITED KINGDOM FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER: [MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]],
[YEAR]).

   THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR UNITED KINGDOM FUND WAS __%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of each fund's
   3.00%     maximum applicable    front-end     sales charge.

For the periods ended          Past 1 year  Past 5 years  Past 10 years/Life of fund
December 31, 1998

Canada Fund                     %            %             %

TSE 300 Index                   %            %             %

Lipper Canada Funds Average     %            %             %

Emerging Markets Fund           %            %             %

MSCI Emerging Markets Free      %            %             %
Index

Lipper Emerging Markets Funds   %            %             %
Average

Europe Fund                     %            %             %

MSCI Europe Index               %            %             %

Lipper Europe Funds Average     %            %             %

Europe Capital Appreciation     %            %             %
Fund

MSCI Europe Index               %            %             %

Lipper Europe Funds Average     %            %             %

France Fund                     %            %             %

SBF 250 Index                   %            %             %

Lipper Europe Funds Average     %            %             %

Germany Fund                    %            %             %

DAX 100 Index                   %            %             %

Lipper Europe Funds Average     %            %             %

Hong Kong and China Fund        %            %             %

Hang Seng Index                 %            %             %

Lipper China Region Funds       %            %             %
Average

Japan Fund                      %            %             %

TOPIX Index                     %            %             %

Lipper Japan Funds Average      %            %             %

Japan Small Companies Fund      %            %             %

Tokyo Stock Exchange Second     %            %             %
Section Stock Price Index

Lipper Japan Funds Average      %            %             %

Latin America Fund              %            %             %

MSCI Emerging Markets Free -    %            %             %
Latin America Index

Lipper Latin America Funds      %            %             %
Average

Nordic Fund                     %            %             %

FT- A - Nordic Index            %            %             %

Lipper Europe Funds Average     %            %             %

Pacific Basin Fund              %            %             %

MSCI Pacific Index              %            %             %

Lipper Pacific Region Funds     %            %             %
Average

Southeast Asia Fund             %            %             %

MSCI All Country Far East       %            %             %
Free ex Japan Index

Lipper Pacific ex Japan Funds   %            %             %
Average

United Kingdom Fund             %            %             %

FT - All Shares Index           %            %             %

Lipper Europe Funds Average     %            %             %


   A FROM NOVEMBER 1, 1990.

   B FROM DECEMBER 23, 1993.

   C FROM NOVEMBER 1, 1995.

   D FROM SEPTEMBER 15, 1992.

   E FROM APRIL 19, 1993.

If [FMR/Strategic Advisers] had not reimbursed certain fund expenses during these periods, [[the/each] fund/[Name(s) of Fund(s) in Reimbursement]]'s returns would have been lower.]

Morgan Stanley Capital International    All Country     Far East
   Free     ex Japan Index is a market capitalization-weighted index
of over    3    50 stocks traded in    eight     Asian markets,
excluding Japan.

Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted index that is designed to represent the performance of emerging stock markets throughout the world. As of
   December 31, 1998    , the index included over ___ equity
securities of companies domiciled in ___ countries.

Morgan Stanley Capital International Emerging Markets Free - Latin America Index is a market capitalization-weighted index of
approximately    160     stocks traded in seven Latin American
markets.

Morgan Stanley Capital International Europe Index is a market capitalization-weighted index that is designed to represent the
performance of developed stock markets in Europe. As of    December
31, 1998    , the index included over ____    equity     securities of
companies domiciled in ____ European countries.

Morgan Stanley Capital International Pacific Index is a market capitalization-weighted index of approximately 400 stocks traded in six Pacific-region markets.

Toronto Stock Exchange (TSE) 300 is a market capitalization-weighted index of 300 stocks traded in the Canadian market.

Societe des Bourses Francaises (SBF) 250 is a market capitalization-weighted index of the stocks of the 250 largest companies in the French market.

Deutscher Akteinindex (DAX) 100 is a market capitalization-weighted index of the 100 most heavily traded stocks in the German market.

Hang Seng Index is a market capitalization-weighted index of the stocks of the 33 largest companies in the Hong Kong market.

Tokyo Stock Exchange Index (TOPIX) is a market capitalization-weighted
index of over    1300     stocks traded in the Japanese market.

Tokyo Stock Exchange Second Section    Stock Price     Index is a
market capitalization-weighted index that reflects the performance of the smaller, less established and newly listed companies of the Tokyo Stock Exchange.

FT - Actuaries World Nordic Index is a market capitalization-weighted index of over 90 stocks traded in four Scandinavian markets.

FT - All Shares Index is a market capitalization-weighted index of
over    700     stocks traded in the U.K. market.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund
operating expenses provided below for [[the/each]    fund/[Name(s) of
Fund(s)]] do not reflect the effect of any [expense reimbursements]
[or] reduction of certain expenses] during     the period.] The annual
fund operating expenses provided below for [[the/each]fund/[Name(s) of Fund(s)]] are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)     3.00%X
on purchases (as a % of
offering price)

Sales charge (load) on          None
reinvested distributions

Deferred sales charge (load)    None
on redemptions

Redemption fee  on shares       1.50%
held less than 90 days (as a
% of amount redeemed)

for Canada Fund, Emerging
Markets Fund, France Fund,
Germany Fund, Hong Kong and
China Fund, Japan Fund,
Japan Small Companies Fund,
Latin America Fund, Nordic
Fund, Southeast Asia Fund
and United Kingdom Fund only

Redemption fee on shares held   1.00%
less than 90 days (as a % of
amount redeemed) for Europe
Fund, Europe Capital
Appreciation Fund and
Pacific Basin Fund only

Annual account maintenance      $12.00
fee (for accounts under
$2,500)


XLOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.
ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

CANADA FUND                  Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

EMERGING MARKETS FUND        Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

EUROPE FUND                  Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

EUROPE CAPITAL APPRECIATION  Management fee               %
FUND

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

FRANCE FUND                  Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

GERMANY FUND                 Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

HONG KONG AND CHINA FUND     Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

JAPAN FUND                   Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

JAPAN SMALL COMPANIES FUND   Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

LATIN AMERICA FUND           Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

NORDIC FUND                  Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

PACIFIC BASIN FUND           Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

SOUTHEAST ASIA FUND          Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

UNITED KINGDOM FUND          Management fee               %

                             Distribution and Service     None
                             (12b-1) fee

                             Other expenses               %

                             Total annual fund operating  %
                             expenses [A]

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE    FRANCE FUND, GERMANY
FUND, HONG KONG AND CHINA FUND, JAPAN SMALL COMPANIES FUND, NORDIC
FUND, AND UNITED KINGDOM FUND     TO THE EXTENT THAT TOTAL OPERATING
EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES,
BROKERAGE COMMISSIONS        AND EXTRAORDINARY EXPENSES, AS A
PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED    2.00%.
THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. [In addition,] [[T/t]he/[E/e]ach] fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including [this/these] reduction[s], the total [fund/Class ___] operating expenses, [after reimbursement [for [Name(s) of Fund(s) in reimbursement]],] would have been __% [for [Fund Name] and __% for [Fund Name]].]]

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:



CANADA FUND                  1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

EMERGING MARKETS FUND        1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

EUROPE FUND                  1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

EUROPE CAPITAL APPRECIATION  1 year    $
FUND

                             3 years   $

                             5 years   $

                             10 years  $

FRANCE FUND                  1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

GERMANY FUND                 1 year    $

                             3 years   $

                             5 years   $

                             10 years  $



HONG KONG AND CHINA FUND     1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

JAPAN FUND                   1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

JAPAN SMALL COMPANIES FUND   1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

LATIN AMERICA FUND           1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

NORDIC FUND                  1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

PACIFIC BASIN FUND           1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

SOUTHEAST ASIA FUND          1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

UNITED KINGDOM FUND          1 year    $

                             3 years   $

                             5 years   $

                             10 years  $




   FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

CANADA FUND seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of issuers that have their principal activities in Canada or are registered in Canadian markets. FMR may also invest the fund's assets in U.S. issuers. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

EMERGING MARKETS FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of issuers in emerging markets. Countries with emerging markets include those that have an emerging stock market as defined by the International Finance Corporation, those with low- to middle-income economies according to the World Bank, and those that are listed in World Bank publications as developing. FMR expects to emphasize countries with relatively low gross national product per capita compared to the world's major economies and countries with the potential for rapid economic growth. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different emerging market countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in countries considered emerging markets as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

EUROPE FUND seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe. Europe includes Austria, Belgium, Belarus, Bulgaria, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Norway, Poland, Portugal, Russia, Slovakia, Slovenia, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different
European countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Europe as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

EUROPE CAPITAL APPRECIATION FUND seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe. Europe includes Austria, Belgium, Belarus, Bulgaria, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Norway, Poland, Portugal, Russia, Slovakia, Slovenia, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different
European countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Europe as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

FRANCE FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of French issuers. FMR normally invests the fund's assets primarily in common stocks.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

GERMANY FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of German issuers. FMR normally invests the fund's assets primarily in common stocks.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

HONG KONG AND CHINA FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of Hong Kong and Chinese issuers. Currently, FMR anticipates that most of the fund's investments will be in Hong Kong issuers. FMR normally invests the fund's assets primarily in common stocks.

   FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Hong Kong and Chinese market as a whole, as currently represented by the Hang Seng Index. As of October 31, 1999, banks and real estate companies accounted for approximately __% and __% of the Hang Seng Index, respectively.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

JAPAN FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of Japanese issuers. FMR normally invests the fund's assets primarily in common stocks.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

JAPAN SMALL COMPANIES FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of Japanese issuers with small market capitalizations.
   Small market capitalization issuers are those whose market capitalization is similar to the market capitalization of companies in the Tokyo Stock Exchange (TSE) Second Section Index or the JASDAQ Stock Index at the time of the fund's investment. Issuers whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for
purposes of the 65% policy.    As of October 31, 1999, the TSE Second
Section Index included companies with capitalizations between $__ [m/b]illion and $__ [m/b]illion and the JASDAQ Stock Index included companies with capitalizations between $__ [m/b]illion and $__ [m/b]illion. The size of companies in these indexes changes with market conditions and the composition of the indexes. FMR may also invest the fund's assets in Japanese issuers with larger market
capitalizations and in non-Japanese issuers    . FMR normally invests
the fund's assets primarily in common stocks.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

LATIN AMERICA FUND seeks high total investment return.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of Latin American issuers. Latin America includes
Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama and Venezuela. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Latin American countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Latin America as a whole.

   FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Latin American market as a whole, as currently represented by the Morgan Stanley Capital
International Latin America Index. As of October 31, 1999, telephone companies accounted for approximately __% of the Morgan Stanley
Capital International Latin America Index.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

NORDIC FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of Danish, Finnish, Norwegian and Swedish issuers. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different
Nordic countries. In allocating the fund's    investments     across
countries, FMR will consider the size of the market in each country relative to the size of the markets in the Nordic region as a whole.

   FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Nordic market as a whole, as currently represented by the FT/S&P-Actuaries World Nordic Index. As of October 31, 1999, communications companies accounted for approximately __% of the FT/S&P-Actuaries World Nordic Index.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

PACIFIC BASIN FUND seeks growth of capital over the long-term.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of issuers that have their principal activities in the Pacific Basin. The Pacific Basin includes Australia, Hong Kong, Indonesia, Japan, South Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Pacific Basin countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in the Pacific Basin as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

SOUTHEAST ASIA FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of Southeast Asian issuers. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different Southeast Asian countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

UNITED KINGDOM FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in securities of British issuers. FMR normally invests the fund's assets primarily in common stocks.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected
by    the types of securities in which the     fund invests, the
financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular country or group of countries, each fund's performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified
funds.    Because FMR may invest a significant percentage of the
assets of each of Hong Kong and China Fund, Latin America Fund, and Nordic Fund in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse changes in economic or political conditions. In addition, because FMR may invest a significant percentage of the assets of each of France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund and United Kingdom Fund in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more
diversified funds.     When you sell your shares of a fund, they could
be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short-term, equity prices can fluctuate dramatically in response
to these developments. Different parts of the market    and different
types of equity securities     can react differently to these
developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some
foreign markets.    For example, many foreign countries are less
prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest, or principal.
All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more
developed foreign markets. The extent of    economic     development;
political stability; market depth, infrastructure and capitalization;
and regulatory oversight    can be less than in more developed
markets.     Emerging market economies can be subject to greater
social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

GEOGRAPHIC CONCENTRATION. Political and economic conditions and
changes in regulatory, tax   ,     or economic policy in a country
could significantly affect the market in that country and in surrounding or related countries.

ASIA. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of the People's Republic of China. Most Asian economies are characterized by over-extension of credit, currency devaluations, rising unemployment, decreased exports, and economic recessions.
Currency devaluations in any one country    can     have a significant
effect on the entire region. Recently, the markets in each Asian country have suffered significant downturns as well as significant volatility. Increased political and social unrest in some or all Asian countries could cause further economic and market uncertainty.

The AUSTRALIA AND NEW ZEALAND economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

The HONG KONG AND CHINESE economies are dependent on the economies of other Asian countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. A small number of companies and industries, including
the    banking and     real estate    industries    , represent a
large portion of the market in Hong Kong.    The banking and real
estate industries can be significantly affected by interest rate and currency fluctuations, changes in market regulation, and political and
economic developments in the Asian region.     China has yet to
develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Changes in government policy could significantly affect the markets in both countries.

The JAPANESE economy is currently in a recession. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The Japanese market has decreased significantly recently.

The SOUTHEAST ASIA economies are generally in recessions. Many of their economies are characterized by undeveloped financial services sectors and heavy reliance on international trade. Currency devaluations, political and social instability, and general economic conditions have resulted in significant market downturns and volatility. A small number of companies and industries represent a large portion of the market in many Southeast Asian countries.

CANADA. The Canadian and U.S. economies are closely integrated. In addition, the Canadian economy is very dependent on the demand, supply and price of natural resources. As a result, the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

EUROPE. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European
Union (EU) and many are also members of the    EMU    , which requires
compliance with restrictions on inflation rates, deficits and debt levels. Many Eastern European countries continue to move toward market economies. However, their markets remain relatively undeveloped and
   can be     particularly sensitive to political and economic
developments. The tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

The FRENCH economy can be significantly influenced by the French government, which controls a large portion of the economy through regulation, ownership interests in many companies, and a large public sector. Efforts to comply with the EMU restrictions have resulted in reduced government spending, high unemployment and labor unrest in France. In addition, a small number of companies represent a large percentage of the French market.

The GERMAN economy has been significantly affected by the reunification of western and eastern Germany in 1990. Reunification has resulted in increased government spending, slower growth and higher unemployment. Government policy has focused on complying with the EMU restrictions and maintaining a strong currency. In addition, a small number of companies represent a large percentage of the German market.

The NORDIC economies are dependent on the export of natural resources and natural resource products. Efforts to comply with the EMU restrictions by Finland, Denmark and Sweden have resulted in reduced government spending and higher unemployment. Norway has elected not to join the European Union (EU) and the EMU and, as a result, has more flexibility to pursue different fiscal and economic goals. In
addition, a small number of companies    and industries, including the
communications industry,     represent a large    portion of the
market in each of Denmark, Finland, Norway and Sweden. The communications industry can be significantly affected by increasing competition, rapid technological innovation, product obsolescence, acquisitions and business alliances, and the relative instability of markets in which a significant percentage of their products are sold.

The UNITED KINGDOM economies are generally experiencing stability with low inflation, positive growth and a stable currency. The election of the Labour party in 1997 has not significantly affected the government's economic policies. Although the United Kingdom has stated its intent to comply with the EMU restrictions on inflation rates, deficits and debt levels, it has not formally committed to using the common currency when it is established in 1999.

LATIN AMERICA. The economies of countries in Latin America are all considered emerging market economies. High interest, inflation and unemployment rates generally characterize each economy. Currency devaluations in any country can have a significant affect on the entire region. Recently, the markets in many Latin American countries have experienced significant downturns as well as significant volatility. A small number of companies and industries, including the
tele   phone industry    , represent a large portion of the market in
many Latin American countries.    The telephone industry can be
significantly affected by increasing competition, government regulation, and financing difficulties.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that
affect a particular type of    security or     issuer, and changes in
general economic or political conditions can affect the value of an issuer's securities.

SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

CANADA FUND seeks growth of capital over the long term through investments in securities of issuers that have their principal activities in Canada or are registered in Canadian markets.

EMERGING MARKETS FUND seeks capital appreciation.

EUROPE FUND seeks growth of capital over the long-term through investments in securities of issuers that have their principal activities in Europe.

EUROPE CAPITAL APPRECIATION FUND seeks long-term capital appreciation.

FRANCE FUND seeks long-term growth of capital.

GERMANY FUND seeks long-term growth of capital.

HONG KONG AND CHINA FUND seeks long-term growth of capital.

JAPAN FUND seeks long-term growth of capital.

JAPAN SMALL COMPANIES FUND seeks long-term growth of capital.

LATIN AMERICA FUND seeks high total investment return.

NORDIC FUND seeks long-term growth of capital.

PACIFIC BASIN FUND seeks growth of capital over the long-term through investments in securities of issuers that have their principal activities in the Pacific Basin.

SOUTHEAST ASIA FUND seeks capital appreciation.

UNITED KINGDOM FUND seeks long-term growth of capital.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single
   share    . Fidelity(registered trademark) normally calculates each
fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

Fidelity Investments   (registered trademark)     was established in
1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product and service information, please use the following Web site and phone numbers:

(small solid bullet) For information over the Internet, visit
Fidelity's Web site at www.fidelity.com.

(small solid bullet) For accessing account information automatically by phone, use Fidelity Automated Service Telephone (FASTSM),
1-800-544-5555.

(small solid bullet) For exchanges and redemptions, 1-800-544-7777.

(small solid bullet) For account assistance, 1-800-544-6666.

(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.

(small solid bullet) For brokerage information, 1-800-544-7272.

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-   5587

You may buy or sell shares of the funds through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying,
selling   ,     and exchanging shares of a fund and the account
features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(solid bullet) ROTH IRAS

(solid bullet) ROLLOVER IRAS

(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS

(solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)

(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

(solid bullet) 403(B) CUSTODIAL ACCOUNTS

(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of each fund is the fund's offering price or the fund's NAV, depending on whether you pay a sales charge.

If you pay a sales charge, your price will be the fund's offering price. When you buy shares of a fund at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund. If you qualify for a sales charge waiver, your price will be the fund's NAV.

The offering price of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. The maximum sales charge is 3.00% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS

TO OPEN AN ACCOUNT                        $2,500
For certain Fidelity retirement accountsA $500
TO ADD TO AN ACCOUNT                      $250
Through regular investment plans          $100
MINIMUM BALANCE                           $2,000
For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH
ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory
ServicesSM, a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts.

In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE 1-800-544-7777         TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.
                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.

                             (small solid bullet) Use
                             Fidelity Money
                             Line(registered trademark)
                             to transfer from your bank
                             account.

INTERNET WWW.FIDELITY.COM    TO OPEN AN ACCOUNT

                             (small solid bullet) Complete
                             and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address
                             under "Mail" below.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from another Fidelity fund.

                             (small solid bullet) Use
                             Fidelity Money Line to
                             transfer from your bank
                             account.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT

P.O. BOX 770001 CINCINNATI,  (small solid bullet) Complete
OH 45277-0002                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address at
                             left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund.
                             Indicate your fund account
                             number on your check and
                             mail to the address at left.

                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Send a letter of instruction
                             to the address at left,
                             including your name, the
                             funds' names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to a Fidelity Investor
                             Center. Call 1-800-544-9797
                             for the center nearest you.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to a Fidelity
                             Investor Center. Call
                             1-800-544-9797 for the
                             center nearest you.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             1-800-544-7777 to set up
                             your account and to arrange
                             a wire transaction.

                             (small solid bullet) Wire
                             within 24 hours to: Bankers
                             Trust Company, Bank Routing
                             # 021001033, Account #
                             00163053.

                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00163053.

                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Automatic Account
                             Builder(registered
                             trademark) or Direct Deposit.

                             (small solid bullet) Use
                             Fidelity Automatic Exchange
                             Service to exchange from a
                             Fidelity money market fund.


SELLING SHARES

The price to sell one share of each fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 1.50% (1.00% for Europe Fund, Europe Capital Appreciation Fund and Pacific Basin Fund) from the redemption amount if you sell your shares after holding them less than 90 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE 1-800-544-7777        (small solid bullet) Call the
                            phone number at left to
                            initiate a wire transaction
                            or to request a check for
                            your redemption.

                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

                            (small solid bullet) Exchange
                            to another Fidelity fund.
                            Call the phone number at left.

INTERNET WWW.FIDELITY.COM   (small solid bullet) Exchange
                            to another Fidelity fund.

                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

MAIL FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 660602 DALLAS, TX  SOLE PROPRIETORSHIP, UGMA,
75266-0602                  UTMA

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            your name, the fund's name,
                            your fund account number,
                            and the dollar amount or
                            number of shares to be sold.
                            The letter of instruction
                            must be signed by all
                            persons required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT

                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Call
                            1-800-544-6666 to request one.

                            TRUST

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the trust's name, the fund's
                            name, the trust's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION

                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the firm's name, the fund's
                            name, the firm's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.

                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN

                            (small solid bullet) Call
                            1-800-544-6666 for
                            instructions.

IN PERSON                   INDIVIDUAL, JOINT TENANT,
                            SOLE PROPRIETORSHIP, UGMA,
                            UTMA

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            letter of instruction must
                            be signed by all persons
                            required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT

                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Visit a
                            Fidelity Investor Center to
                            request one. Call
                            1-800-544-9797 for the
                            center nearest you.

                            TRUST

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION

                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.

                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN

                            (small solid bullet) Visit a
                            Fidelity Investor Center for
                            instructions. Call
                            1-800-544-9797 for the
                            center nearest you.

AUTOMATICALLY               (small solid bullet) Use
                            Personal Withdrawal Service
                            to set up periodic
                            redemptions from your account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than
four exchanges out of the fund per calendar year.    Accounts under
common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY AUTOMATIC ACCOUNT
BUILDER TO MOVE MONEY FROM
YOUR BANK ACCOUNT TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY                     PROCEDURES

$100                           Monthly or quarterly          (small solid bullet) To set
                                                             up for a new account,
                                                             complete the appropriate
                                                             section on the fund
                                                             application.

                                                             (small solid bullet) To set
                                                             up for existing accounts,
                                                             call 1-800-544-6666 or visit
                                                             Fidelity's Web site for an
                                                             application.

                                                             (small solid bullet) To make
                                                             changes, call 1-800-544-6666
                                                             at least three business days
                                                             prior to your next scheduled
                                                             investment date.

DIRECT DEPOSIT TO SEND ALL OR
A PORTION OF YOUR PAYCHECK
OR GOVERNMENT CHECK TO A
FIDELITY FUND.[A]

MINIMUM                        FREQUENCY                     PROCEDURES

$100                           Every pay period              (small solid bullet) To set
                                                             up for a new account, check
                                                             the appropriate box on the
                                                             fund application.

                                                             (small solid bullet) To set
                                                             up for an existing account,
                                                             call 1-800-544-6666 or visit
                                                             Fidelity's Web site for an
                                                             authorization form.

                                                             (small solid bullet) To make
                                                             changes you will need a new
                                                             authorization form. Call
                                                             1-800-544-6666 or visit
                                                             Fidelity's Web site to
                                                             obtain one.

A BECAUSE THEIR SHARE PRICES
FLUCTUATE, THESE FUNDS MAY
NOT BE APPROPRIATE CHOICES
FOR DIRECT DEPOSIT OF YOUR
ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE
SERVICE TO MOVE MONEY FROM A
FIDELITY MONEY MARKET FUND
TO ANOTHER FIDELITY FUND.

MINIMUM                        FREQUENCY                     PROCEDURES

$100                           Monthly, bimonthly,           (small solid bullet) To set
                               quarterly, or annually        up, call 1-800-544-6666
                                                             after both accounts are
                                                             opened.

                                                             (small solid bullet) To make
                                                             changes, call 1-800-544-6666
                                                             at least three business days
                                                             prior to your next scheduled
                                                             exchange date.

PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR
ACCOUNT TO YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY                      PROCEDURES

Monthly                        (small solid bullet) To set
                               up, call 1-800-544-6666.

                               (small solid bullet) To make
                               changes, call Fidelity at
                               1-800-544-6666 at least
                               three business days prior to
                               your next scheduled
                               withdrawal date.

                               (small solid bullet) Because
                               of the funds' front-end
                               sales charge, you may not
                               want to set up a systematic
                               withdrawal program when you
                               are buying the funds' shares
                               on a regular basis.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE

TO TRANSFER MONEY BETWEEN YOUR BANK ACCOUNT AND YOUR FUND ACCOUNT.

(small solid bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.

(small solid bullet) Most transfers are complete within three business days of your call.

   (small solid bullet) Minimum purchase: $100

(small solid bullet) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(registered trademark)

TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.

CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) For access to research and analysis tools.

FIDELITY ONLINE TRADING

TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) To obtain quotes;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) To access third-party research on companies, stocks, mutual funds and the market.

FAST

TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE USING TOUCH TONE OR SPEECH RECOGNITION.

CALL 1-800-544-5555.

(small solid bullet) For account balances and holdings;

(small solid bullet) For mutual fund and brokerage trading;

(small solid bullet) To obtain quotes;

(small solid bullet) To review orders and mutual fund activity; and

(small solid bullet) To change your personal identification number
(PIN).

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

Fidelity may charge a FEE FOR    CERTAIN     SERVICES, such as
providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Fidelity Management & Research Company (FMR) is each fund's manager.

   A    s of __, [month] [day] [year], FMR had approximately $__
billion in discretionary assets under management.]

   As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for each fund.
As of [month]    [    day], [year], FIIA had approximately $___ in
discretionary assets under management.] Currently, FIIA is primarily
responsi   ble for choosing investments for Southeast Asia Fund and
Hong Kong and China Fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Canada Fund, Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, France Fund, Germany Fund, Japan Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, United Kingdom Fund, and Pacific Basin Fund.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for
   e    ach fund. As of [month] [day], [year], FIIA(U.K.)L had
approxi   mately     $___ in discretionary assets under management.]
Currently, FIIA(U.K.)L is primarily responsible for choosing investments for Emerging Markets Fund, Europe Fund, France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Canada Fund, Europe Capital Appreciation Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for Emerging Markets Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, Pacific Basin
   Fund, and Southeast Asia Fund.     As of [month] [day], [year], FIJ
had approximately $___ in discretionary assets under management.   ]
    Currently, FIJ is primarily responsible for choosing investments for Japan Fund and Japan Small Companies Fund. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Emerging Markets Fund, Hong Kong and China Fund, Pacific Basin Fund, and Southeast Asia Fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Bob Haber is manager of Canada, which he has managed since July 1998. Previously, he managed several other Fidelity funds. Mr. Haber joined Fidelity in 1985. Currently, he is a director of U.S. integrated research and chief investment officer for Fidelity Investments Canada Limited.

Stephen Binder is associate manager of Canada, which he has managed since July 1998. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Binder has worked as an analyst and manager.

David Stewart is Vice-President and manager of Emerging Markets, which he has managed since November 1997. Since joining Fidelity in 1994, Mr. Stewart has worked as an analyst, portfolio manager and director for Fidelity International Limited (FIL). Previously, he was an analyst with James Capel, in London and Japan, from 1986 to 1994.

Thierry Serero is manager of Europe, which he has managed since
October 1998. Previously, he managed other portfolios for Fidelity International Limited (FIL). Since joining Fidelity in 1991, he has worked as a portfolio assistant, analyst and manager.

Kevin McCarey is Vice-President and manager of Europe Capital
Appreciation, which he has managed since December 1993. He also manages another Fidelity fund. Since joining Fidelity in 1985, Mr. McCarey has worked as an analyst and manager.

Alexandra Edzard is manager of Germany and France, which she has managed since September 1996 and May 1998, respectively. Ms. Edzard joined Fidelity International Limited as an analyst in 1994.
Previously, she was an investment officer for Deutsche Bank AG, in London, from 1991 to 1994.

Joseph Tse is manager of Hong Kong and China, which he has managed since November 1995. He also manages various funds for Fidelity
International Investment Services, Limited. Since joining Fidelity in 1990, Mr. Tse has worked as an analyst and manager.

Brenda A. Reed is Vice-President and manager of Japan, which she has managed since December 1998. She also manages other Fidelity funds. Since joining Fidelity in 1992, Ms. Reed has worked as an analyst and manager.

William Kennedy is manager of Pacific Basin, which he has managed since December 1998. Previously, he was the associate manager of the fund. Since joining Fidelity in 1994, Mr. Kennedy has worked as an analyst and manager.

Patricia Satterthwaite is Vice-President and manager of Latin America, which she has managed since April 1993. She also manages another
Fidelity fund. Since joining Fidelity in 1986, Ms. Satterthwaite has worked as an analyst and manager.

Trygve Toraasen is manager of Nordic, which he has managed since June 1998. Previously, he was associate manager for the fund since October 1997. Mr. Toraasen joined Fidelity in 1994 as a research analyst, after receiving his MSBA from the University of Southern California.

Kenichi Mizushita is manager of Japan Small Companies, which he has managed since December 1996. He also manages several funds for Fidelity International, Limited. Since joining Fidelity in 1985, Mr. Mizushita has worked as a research analyst and manager.

Allan Liu is Vice-President and manager of Southeast Asia, which he has managed since April 1993. Since joining Fidelity in 1986, Mr. Liu has worked as an analyst, manager, and associate director of Fidelity Investment Management Ltd.

Frederic Gautier is manager of United Kingdom, which he has managed since August 1998. He is also an associate director of research and a portfolio manager for Fidelity International Limited (FIL). Mr. Gautier joined Fidelity as an analyst in 1994, after receiving his MBA from the European Institute of Business Administration (INSEAD) in France.

   From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

For Emerging Markets Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, and United Kingdom Fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases
the management fee, depending on how well    Canada Fund has performed
relative to the Toronto Stock Exchange (TSE) 300, Europe Fund has performed relative to the Morgan Stanley Capital International Europe Index, Europe Capital Appreciation Fund has performed relative to the Morgan Stanley Capital International Europe Index, Japan Fund has performed relative to the Tokyo Stock Exchange Index, Pacific Basin Fund has performed relative to the Morgan Stanley Capital International Pacific Index, and Southeast Asia Fund has performed relative to the Morgan Stanley Capital International All Country Far East Free ex Japan Index.

Management fee  =  Basic fee  +/-  Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For [month] [year], the group fee rate was __% [for [Name(s) of Group Fee Fund(s)][and the group fee rate was ___% for [Name(s) of Group Fee Fund(s)]]]. The individual fund fee rate is [INSERT CURRENT EFFECTIVE
RATE: __%] for [Name(s) of Group Fee Fund(s)] and[INSERT CURRENT EFFECTIVE RATE: __%] for [Name(s) of Group Fee Fund(s)].]

The basic fee for Canada Fund, Europe Fund, Europe Capital
Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund for the fiscal year ended October 31, 1999 was __% [and __%, respectively,] of the fund's average net assets.

The performance adjustment rate is calculated monthly by    comparing
over the performance period Canada Fund's performance to that of the Toronto Stock Exchange (TSE) 300, Europe Fund's performance to that of the Morgan Stanley Capital International Europe Index, Europe Capital Appreciation Fund's performance to that of the Morgan Stanley Capital International Europe Index, Japan Fund's performance to that of the Tokyo Stock Exchange Index, Pacific Basin Fund's performance to that of the Morgan Stanley Capital International Pacific Index, and Southeast Asia Fund's performance to that of the Morgan Stanley Capital International All Country Far East Free ex Japan Index.

For Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund, the performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus)0.20% of the fund's average net assets over the performance period.

The total management fee for the fiscal year ended    October 31,
1999,     was __% [, after reimbursement,] of the fund's average net assets for Fund Name in Text 1 and __% [, after reimbursement,] of the fund's average net assets for Fund Name in Text 2.]

[On [month] [day], [year], [FMR] reduced the [management fee/individual fund fee] rate for the [fund/[Name(s) of Fund(s)]] from __% to __%.]

   [On [month] [day], [year], FMR reduced the group fee rate.]

FMR pays FMR U.K., FMR Far East, FIJ, and FIIA for providing assistance with investment advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement
arrangements,        may be    discontinued     by FMR at any time,
can decrease a fund's expenses and boost its performance.

[As of [DATE ], approximately __% and __% of [Name of Fund]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]

FUND DISTRIBUTION

FDC distributes each fund's shares.

You may pay a sales charge when you buy your shares.

FDC collects the sales charge.

Each fund's sales charge may be reduced if you buy directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.

                    Sales Charge

Ranges              As a % of offering price  As an approximate % of net
                                              amount invested

$0 - 249,999        3.00%                     3.09%

$250,000 - 499,999  2.00%                     2.04%

$500,000 - 999,999  1.00%                     1.01%

$1,000,000 or more  none                      none

FDC may pay a portion of sales charge proceeds to securities dealers who have sold a fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.

The sales charge will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds or by the percentage of any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares, maintained a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.

1. By exchange from another Fidelity fund.

2. With proceeds from a transaction in a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.

3. As a participant in The CORPORATEplan for Retirement Program when shares are bought through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.

A fund's sales charge will not apply:

1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.

2. To shares in a Fidelity account bought with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account).

3. If you are a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.

4. If you buy shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code).

5. If you are an investor participating in the Fidelity Trust
Portfolios program.

6. To shares bought by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager.

7. To shares bought through Portfolio Advisory Services or Fidelity Charitable Advisory Services.

8. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.

9. If you are a bank trust officer, registered representative, or other employee of a qualified recipient, as defined on page __.

10. To contributions and exchanges to a prototype or prototype-like retirement plan sponsored by FMR Corp. or FMR and which is marketed and distributed directly to plan sponsors or participants without any assistance or intervention from any intermediary distribution channel.

11. If you invest through a non-prototype pension or profit-sharing plan that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver agreement confirming its qualification.

12. If you are a registered investment adviser (RIA) buying for your discretionary accounts, provided you execute a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. Except for correspondents of National Financial Services Corporation, this waiver is available only for shares bought directly from Fidelity, and is unavailable if the RIA is part of an organization principally engaged in the brokerage business.

13. If you are a trust institution or bank trust department buying for your non-discretionary, non-retirement fiduciary accounts, provided you execute a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares bought either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

   More detailed information about waivers: (1), (2), (5), (9), and
(10) is contained in the statement of additional     information
(SAI). A representative of your plan or organization should call
Fidelity for more information.

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To receive sales concessions and waivers, qualified recipients must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand
each fund's financial history    for the past 5 years or, if shorter,
the period of the fund's operations.     Certain information reflects
financial results for a single fund share.    The total returns in the
table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by    __________ (for Canada Fund,
Emerging Markets Fund, Europe Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, Southeast Asia Fund,
and United Kingdom Fund)     and    __________     (for    Europe
Capital Appreciation Fund    ), independent accountants, whose
reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of the annual report is available upon request.

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's Web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER,    811-4008    .

   Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

   Portfolio Advisory Services and FAST are service marks of FMR
Corp.

   1.538563.101     TIF-pro-1299

FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS

FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, AND FIDELITY UNITED KINGDOM FUND

FUNDS OF FIDELITY INVESTMENT TRUST

STATEMENT OF ADDITIONAL INFORMATION

   DECEMBER 29, 1999

   This statement of additional information (SAI) is not a prospectus.
Portions of each fund's annua    l report are incorporated herein. The
annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus, dated    December
29, 1999    , or an annual report, please call Fidelity(registered
trademark) at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.

TABLE OF CONTENTS               PAGE

Investment Policies and         33
Limitations

Special Considerations          48
Regarding Canada

Special Considerations          48
Regarding Europe

Special Considerations          49
Regarding Japan

Special Considerations          50
Regarding Asia Pacific
Region (ex Japan)

Special Considerations          50
Regarding Latin America

Special Considerations          51
Regarding Russia

Special Considerations          51
Regarding Africa

Portfolio Transactions          51

Valuation                       60

Performance                     61

Additional Purchase, Exchange   94
and Redemption Information

Distributions and Taxes         95

Trustees and Officers           96

Control of Investment Advisers  101

Management Contracts            101

Distribution Services           111

Transfer and Service Agent      117
Agreements

Description of the Trust        119

Financial Statements            120

Appendix                        120


TIF-   ptb-    1299
   1.538868.101

(fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INV   ESTMENT LIMITATIONS OF C    ANADA FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15%
o f the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 81.

   For purposes of investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in Canada or are registered in Canadian markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INV   ESTMENT LIMITATIONS O    F EMERGING MARKETS FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fund does not currently intend to lend assets other than
securities to other parties, except by (a) lending money (    up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 82.

   For purposes of investing at least 65% of the fund's total assets in securities of issuers in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

IN   VESTMENT LIMITATIO    NS OF EUROPE FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fund does not currently intend to lend assets other than
securities to other parties, except by (a) lending money (    up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 83.

The fund intends to comply with the requirements of Section
12(d)(1)(G)(i)(iv) of the 1940 Act.

Fo   r purposes of investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in
Europe, FMR interprets "total assets" to exclude collateral received
for securities lending tr    ansactions.

INV   ESTMENT LIMITATIONS OF EURO    PE CAPITAL APPRECIATION FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) Th   e fund does not currently intend to lend asse    ts other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 84.

For    purposes of investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in
Europe, FMR interprets "total assets" to exclude collateral received
for securities lending tr    ansactions.

INVES   TMENT LIMITATIONS     OF FRANCE FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) Th   e fund does not currently intend to lend assets other than
securities to other parties, except by (a) lending money (up     to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 85.

   For purposes of investing at least 65% of the fund's total assets in securities of French issuers, FMR interprets "total assets" to
exclude collateral received for securities lending tran    sactions.

INVESTM   ENT LIMITATIONS OF G    ERMANY FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi)    The fund does not currently intend to lend assets other than
securities to other parties, except by (a) lending mo    ney (up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 86.

F   or purposes of investing at least 65% of the fund's total assets in securities of German issuers, FMR interprets "total assets" to
exclude collateral received for securities lending transactio    ns.

INVESTMEN   T LIMITATIONS OF HONG KONG     AND CHINA FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) p   urchase the securities of any issuer (other than securities
issued or guaranteed by the U.S. Gover    nment or any of its agencies
or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Hong Kong and Chinese market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Hong Kong and Chinese market;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fu   nd does not currently intend to lend assets other than
securities to other parties, except by (    a) lending money (up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 88.

   For purposes of investing at least 65% of the fund's total assets in securities of Hong Kong and Chinese issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

INVESTM   ENT LIMITATIONS OF JAPA    N FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fu   nd does not currently intend to lend assets other than
securities to other parties, except by (a) lending m    oney (up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 89.

The fund intends to comply with the requirements of Section
12(d)(1)(G)(i)(iv) of the 1940 Act.

   For purposes of investing at least 65% of the fund's total assets in securities of Japanese issuers, FMR interprets "total assets" to
exclude collateral received for securities lending tra    nsactions.

INVEST   MENT LIMITATIONS OF JAPA    N SMALL COMPANIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi)    The fund does not currently intend to lend assets other than
securities to other parties, exc    ept by (a) lending money (up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 90.

   For purposes of investing at least 65% of the fund's total assets in securities of Japanese issuers with small market capitalizations, FMR interprets "total assets" to exclude collateral received for
securities lending transacti    ons.

INVEST   MENT LIMITATIONS OF LATIN AM    ERICA FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    Gove    rnment or any of its
agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies
whose principal business activities are in the same ind   ustry,
except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Latin American market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Latin American market;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The    fund does not currently intend to lend assets other than
securities to other parties, except by (a) lending money (up to
    15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 91.

For    purposes of investing at least 65% of the fund's total assets in securities of Latin American issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

       INVESTMENT LIMITATIONS OF NORDIC FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities
issued or guaranteed by the U.S.    Gov    ernment or any of its
agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies
whose principal business activities are in the same industry   ,
except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Nordic market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Nordic market;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) Th   e fund does not currently intend to lend assets other than
securities to other parties, except by (a) lending mo    ney (up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 93.

   For purposes of investing at least 65% of the fund's total assets in securities of Danish, Finnish, Norwegian, and Swedish issuers, FMR interprets "total assets" to exclude collateral received for
securities lending transaction    s.

INVEST   MENT LIMITATIONS OF PACIF    IC BASIN FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The    fund does not currently intend to lend assets other than
securities to other parties, except     by (a) lending money (up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 94.

F   or purposes of investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in the Pacific Basin, FMR interprets "total assets" to exclude collateral
received for securities lending trans    actions.

INVEST   MENT LIMITATIONS OF SOUTHE    AST ASIA FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The    fund does not currently intend to lend assets other than
securities to other parties, except by (a) lending money (    up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 95.

The fund intends to comply with the requirements of Section
12(d)(1)(G)(i)(iv) of the 1940 Act.

For p   urposes of investing at least 65% of the fund's total assets in securities of Southeast Asian issuers, FMR interprets "total assets" to exclude collateral received for securities lending
transa    ctions.

INVESTM   ENT LIMITATIONS OF UNITED     KINGDOM FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) T   he fund does not currently intend to lend assets other than
securities to other parties, except by (a    ) lending money (up to
15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 96.

   For purposes of investing at least 65% of the fund's total assets in securities of British issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

COUNTRIES NOT CONSIDERED TO HAVE EMERGING MARKETS. As of    October
31, 1999    , the following countries are not considered to have
emerging markets: [Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.]

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer,
securities depository or foreign subcustodian.    For example, many
foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or
principal.     In addition, the costs associated with foreign
investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

FUNDS' RIGHTS AS SHAREHOLDE   RS    . The funds do not intend to
direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the CAC 40 (France), DAX 30 (Germany), EuroTop 100 (Europe), IBEX (Spain), FTSE 100 (United Kingdom), All Ordinary (Australia), Hang Seng (Hong Kong), and Nikkei 225, Nikkei 300 and TOPIX (Japan).

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.

ISSUER LOCATION. FMR determines where an issuer or its principal activities are located by looking at such factors as the issuer's country of organization, the primary trading market for the issuer's securities, and the location of the issuer's assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities; (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities
loaned and, at the same time, earn additional income.    The borrower
provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment
is purchased.     Loans will be made only to parties deemed by FMR to
be in good standing    and when,     in FMR's judgment,    the income
earned     would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securit ies loaned, to market appreciation or depreciation.

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SOVEREIGN DEBT OBLIGATIONS are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TEMPORARY DEFENSIVE POLICIES. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL    CONSIDERATIONS REGARDING CANADA

       POLITICAL.    Canada's parliamentary system of government is,
in general, stable. However, from time to time, some provinces, but particularly Quebec, have called for a revamping of the legal and financial relationship between the federal government in Ottawa and the provinces. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

       ECONOMIC.    Canada is a major producer of commodities such as
forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of industrial and basic materials, both domestically and internationally, can have a significant effect on Canadian market performance.

   In addition, Canada relies considerably on the health of the United States' economy, its biggest trading partner and largest foreign investor. The expanding economic and financial integration of the United States and Canada will likely make the Canadian economy and securities market increasingly sensitive to U.S. economic and market events.

       CURRENCY   . For U.S. investors, investing in any foreign
currency entails an additional risk that is not faced when investing in the domestic market. Since Canada let its currency float in 1970, its value has been in a steady decline against the U.S. dollar. While the decline has helped Canada stay competitive in export markets, U.S. investors have seen their investment returns eroded by the impact of currency conversion.

SPE   CIAL CONSIDERATIONS REGARDING EU    ROPE

   On January 1, 1999, eleven of the fifteen member countries of the European Union (EU) fixed their currencies irrevocably to the euro, the new unit of currency of the European Economic and Monetary Union
(EMU). At that time each member's currency was converted at a fixed rate to the euro. Initially, use of the euro will be confined mainly to the wholesale financial markets, while its widespread use in the retail sector will follow the circulation of euro bank- notes and coins on January 1, 2002. At that time, the national banknotes and coins of participating member countries will cease to be legal tender. In addition to adopting a single currency, member countries will no longer control their own monetary policies. Instead, the authority to direct monetary policy will be exercised by the new European Central Bank.

   While economic and monetary convergence in the European Union may offer new opportunities for those investing in the region, investors should be aware that the success of the union is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Eleven disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. The Continent's economies are diverse, its governments decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy.

       POLITICAL.    For those countries in Western and Eastern Europe
that were not included in the first round of the EU implementation, the prospects for eventual membership serve as a strong political impetus for many governments to employ tight fiscal and monetary policies. Particularly for the Eastern European countries, aspirations to join the EU are likely to push governments to act decisively.

   At the same time, there could become an increasingly widening gap between rich and poor within the aspiring countries, those countries who are close to meeting membership criteria, and those who are not likely to join the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits. Despite relative calm in Western Europe in recent years, the risk of regional conflict or targeted terrorist activity could disrupt European markets.

   In the transition to the single economic system, significant political decisions will be made which will effect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

       ECONOMIC.    As economic conditions across member states vary
from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the eleven EMU member nations. According to the Maastrich treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro, such as Greece, risk being left farther behind.

       FOREIGN TRADE.    The EU has recently been involved in a number
of trade disputes with major trading partners, including the United States. Tariffs and embargoes have been levied upon imports of agricultural products and meat that have resulted in the affected nation levying retaliatory tariffs upon imports from Europe. These disputes can adversely affect the valuations of the European companies that export the targeted products.

       CURRENCY   . For U.S. investors, investing in any foreign
currency entails an additional risk that is not faced when investing in the domestic market. However, investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the Union. This has been the case in the first six months of 1999, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

       GERMANY . The German economy is heavily industrialized, with a strong emphasis on manufacturing and exports. Therefore, Germany's economic growth is heavily dependent on the prosperity of its trading partners and on currency exchange rates. Germany is closely tied to a number of Eastern European emerging market economies and weakness in these economies will likely dampen demand for German exports. Germany continues to struggle with its incorporation of former East Germany and the country as a whole faces high labor costs and high unemployment.

       FRANCE.    In recent years, the country's economic growth has
been hit by a series of general strikes. France's strong labor unions reacted negatively to government cuts driven by the country's effort to meet EMU membership criteria. Recently, unions have demanded a lower retirement age and a shorter work week. Economic growth also is limited by the country's pay-as-you-go pension system; spending on pensions accounts for about 10% of GDP.

       NORDIC COUNTRIES.    Faced with stronger global competition,
the Nordic countries - Norway, Finland, Denmark, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

   The communications industry comprises a major segment of the Nordic market as a whole, as currently represented by the Financial Times/S&P-Actuaries World Nordic Index. The communications industry has been dominated by companies whose principal business is the development and manufacture of mobile phones, networks and systems for
cellular and fixed networks.   These companies have attained a major
share of the world's wireless phone market in a highly competitive global marketplace. The pace of technological innovation in the communications industry has been rapid and communications companies continually face the risk that their products will be made obsolete. To maintain their competitive edge, communications equipment companies have been acquiring companies that offer new technologies, such as Internet equipment developers, or have allied with other top information technology businesses. These acquisitions and alliances can substantially alter the relative competitive position of a communications company. Multiple digital standards create confusion and technical difficulties in penetrating markets, which can force carriers to price their services aggressively and cut profit margins in an attempt to accelerate demand. Oversupply of handsets has been a frequent problem in the cellular industry as demand fails to meet projections or new product innovations make older models less attractive to buyers. Excess capacity could drive down pricing and slow revenue growth. Because emerging markets have accounted for 25% to 30% of the market for cellular handsets, with China accounting for as much as 15% of the total, the communications industry can be vulnerable to any economic or currency weakness or political instability in these countries.

       UNITED KINGDOM.   The United Kingdom continues to be overtly
less enthusiastic about EMU than other countries in Europe and has not committed itself to joining the euro. While the UK views independence from the EMU as a competitive advantage, the country may not benefit from its independence if economic conditions on the continent improve. If the continental European stock markets make more compelling prospects for economic growth, there is concern that the UK market may lag its European counterparts.

       EASTERN EUROPE.    Investing in the securities of Eastern
European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe.

   The economies of the Eastern European nations are embarking on the transition from communism at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often, a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SP   ECIAL CONSIDERATI    ONS REGARDING JAPAN

   Fueled by public investment, protectionist trade policies, and innovative management styles, the Japanese economy has transformed itself since World War II into the world's second largest economy. Despite its impressive history, investors face special risks when investing in Japan.

       ECONOMIC.     Since Japan's bubble economy collapsed eight
years ago, the nation has drifted between modest growth and recession. By mid-year 1998, the world's second largest economy had slipped into its deepest recession since World War II. Much of the blame can be placed on government inaction in implementing long-neglected structural reforms despite strong and persistent prodding from the International Monetary Fund and the G7 member nations. Steps have been taken to deregulate and liberalize protected areas of the economy, but the pace of change has been disappointedly slow.

   The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region.

       FOREIGN TRADE.    Much of Japan's economy is dependent upon
international trade. The country is a leading exporter of automobiles and industrial machinery as well as industrial and consumer electronics. While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. For the past two years, Southeast Asia's economies have been mired in economic stagnation causing a steep decline in Japan's exports to the area. Much of Japan's hopes for economic recovery and renewed export growth is largely dependent upon the pace of economic recovery in Southeast Asia.

       NATURAL RESOURCE DEPENDENCY.    An island nation with limited
natural resources, Japan is also heavily dependent upon imports of essential products such as oil, forest products, and industrial metals. Accordingly, Japan's industrial sector and domestic economy are highly sensitive to fluctuations in international commodity prices. In addition, many of these commodities are traded in U.S. dollars and any strength in the exchange rate between the yen and the dollar can have either a positive or a negative effect upon corporate profits.

       NATURAL DISASTERS.    The Japanese islands have been subjected
to periodic natural disasters including earthquakes, monsoons, and tidal waves. These events have often inflicted substantial economic disruption upon the nation's populace and industries.

SPEC   IAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (E    X JAPAN)

   Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

       ECONOMIC.    The economic health of the region depends, in
great part, on each country's respective ability to carry out fiscal and monetary reforms and its ability to address the International Monetary Fund's mandated benchmarks. The majority of the countries in the region can be characterized as either developing or newly industrialized economies, which tend to experience more volatile economic cycles than developed countries. In addition, a number of countries in the region have historically faced hyperinflation, a deterrent to productivity and economic growth.

       CURRENCY   . For U.S. investors, investing in any currency
entails an additional risk that is not faced when investing in the domestic market. Some countries in the region may impose restrictions on converting local currency, effectively preventing foreigners from selling assets and repatriating funds. While flexible exchange rates through most of the region should allow greater control of domestic liquidity conditions, the region's currencies generally face above-average volatility with potentially negative implications for economic and security market conditions.

       NATURAL DISASTERS.    The Asia Pacific region has been
subjected to periodic natural disasters such as earthquakes, monsoons, and tidal waves. These events have often inflicted substantial economic disruption upon the nation's populace and industry.

       CHINA AND HONG KONG.    As with all transition economies,
China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial and monetary systems that allow economic freedom and market expansion.

   The banking and real estate industries comprise a major segment of the Hong Kong and Chinese market as a whole, as currently represented by the Hang Seng Index. In recent years, Hong Kong has been subjected to speculative attacks on its currency, which have sent interest rates soaring and its stock markets into sharp declines. Companies in the banking and real estate industries are particularly sensitive to interest rate fluctuations, and, if the government continues its U.S. dollar peg policy, it risks further attacks on its currency and possible upward pressure on interest rates. While the Hong Kong Stock Exchange has implemented an electronic order-matching system that has virtually eliminated front running by brokers, there are still no specific regulations against insider trading. Small, often family-run brokerages sometimes wield undue influence or veto power over the largest overseas investment banks operating in the market, and the Exchange has been criticized for giving low priority to investor protection. Neither the banking industry nor the real estate industry in the Hong Kong and Chinese market has been immune to economic and currency turmoil that has periodically engulfed its Asian neighbors, and any future disruptions in the Asian region could have a derivative effect on these two currency and interest rate sensitive industries.


SPECI   AL CONSIDERATIONS REGARDING LATIN AM    ERICA

   As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, and currency devaluation. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated and have enjoyed sound levels of growth. Privatization of state-owned companies is almost completed. Foreign trade restrictions have been relaxed. Large fiscal deficits have been reduced and inflation controlled. Nonetheless, the volatile stock markets of 1998 have clearly demonstrated that investors in the region continue to face a number of potential risks.

   The telephone company industry comprises a major segment of the Latin American market, as a whole as currently represented by the MSCI Latin America Index. The pace of the privatization of most of Latin America's telephone companies has been accelerating and is generally expected to ameliorate the industry's worsening infrastructure problems and substantially expand and improve services to the consumer. Following the privatization and breakup of many of Latin America's telecommunications monopolies, telephone companies are now faced with an increasingly competitive operating environment that could substantially affect their profit margins adversely. In addition, because these companies are regulated providers of a highly visible basic service, in a sovereign stress scenario, a company may not be permitted to pass on increased operating expenses or devaluation-related price increases directly and immediately to consumers. Attempts by management to undertake restructuring initiatives, such as cutting employment overhead, could also meet with strong government and union opposition. Latin American countries have periodically experienced sharp economic slowdowns, high interest rates, and spiraling inflation. In this environment, the earnings and profits of telephone companies could be particularly vulnerable. Access to capital could be substantially restricted by the market's reaction to regional or global economic crisis. Because telephone companies issue among Latin America's largest and most liquid stocks, they may be among the first companies whose shares will be sold by foreign investors seeking to repatriate their overseas investments in times of regional or global crisis. Accordingly, shares of telephone companies may be subject to a high degree of price volatility in these situations.

       POLITICAL.    While investors recently have benefited from
friendlier forms of government, the Latin American political climate is still vulnerable to sudden changes. Many countries in the region have been in recession and have faced high unemployment. Corruption remains part of the political landscape. This could lead to social unrest and changes in governments that are less favorable to investors. The investor friendly trends of social, economic, and market reforms seen over the past several years could be reversed. Also, as has historically been the case, the stock markets may be subject to increased volatility as some countries approach elections:
Argentina, Chile, Mexico, and Peru.

       SOCIAL UNREST.    Latin America continues to suffer from one of
the most inequitable distributions of wealth in the world, as well as rampant delinquency and street crime. The recent reforms and the move to democracy, which were initially welcomed by the population, so far have failed to significantly improve the living conditions of the majority of people. This could lead to social unrest, occasional labor strikes, rebellion, or civil war.

       ECONOMIC.    Many countries in the region have experienced
periods of hyperinflation which adversely impacted and may continue to impact their economies and local stock markets. Despite signs that inflation has been tamed, the risk of hyperinflation persists.

       FOREIGN TRADE.    One key to the recent economic growth in the
region has been the reduction of trade barriers and a series of free-trade agreements. These are currently under pressure given the recent macro-economic imbalances between many trading partners. One example would be Mercosur, which includes Argentina, Brazil, Uruguay, and Paraguay. As long as the economies perform well and the regimes maintain similar economic and currency policies, all will benefit from this agreement. However, the recent devaluation of Brazil's currency, combined with recessions in the region, has created tension between the largest trading partners, Brazil and Argentina. This could threaten the pace of vital trade integration and regional economic stability.

       CURRENCY   . For U.S. investors, investing in any foreign
market entails the risk of currency fluctuations; any weakness in the local currency could erode the investment returns to U.S. investors upon currency conversion. As is typical of emerging markets, Latin America has a long history of currency devaluation, evidenced by the Mexican peso crisis and the more recent Brazilian devaluation. The region remains exposed to currency speculators, particularly if the economic or political conditions worsen. Countries where the currency is artificially pegged to the dollar are most at risk. For example, predatory speculation may shift to Argentina if the cost of maintaining the currency board reaches an unsustainable level given the negative impact of the Brazilian devaluation, the economic recession, the deterioration of the foreign trade balances, and the mounting fiscal deficit.

       SOVEREIGN DEBT.    Although austerity programs in many
countries have significantly reduced fiscal deficits, the region is still facing significant debt. Interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. In addition, governments may be forced to reschedule or freeze their debt repayment, which could negatively impact the stock market.

       NATURAL RESOURCES DEPENDENCY   . Commodities such as
agricultural products, minerals, and metals account for a significant percentage of exports of many Latin American countries. As a result, these economies have been particularly sensitive to the fluctuation of commodity prices. As an example, Chile has been affected by the change in the prices of copper and pulp, which has adversely affected its economy and stock market. Similarly, because the U.S. is Mexico's largest trading partner - accounting for more than four-fifths of its exports - any economic downturn in the U.S. economy could adversely impact the Mexican economy and stock market.

       NATURAL DISASTERS.    The region has been subjected to periodic
natural disasters, such as earthquakes and floods. These events have often inflicted substantial damage upon the populations and the economy. More recently, weather disorders attributed to the "El Nino" effect have placed a serious drag on the economy of some countries, such as Peru and Ecuador.

       FINANCIAL REPORTING STANDARDS.    As is typical of many
emerging markets, many companies in the region are still controlled by families and their associates. Accordingly, these owners may not always act in the best interests of public shareholders. In addition, rules for disclosing financial information are less stringent, which increases the difficulty of accessing reliable and viable information.

SP   ECIAL CONSIDERATIONS REG    ARDING RUSSIA

   Investing in Russian securities is highly speculative and involves greater risks than generally encountered when investing in the securities markets of the U.S. and most other developed countries. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. For most of the past decade, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union. As recently as 1998, the government imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms.

   Foreign investors also face a high degree of currency risk when investing in Russian securities. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and declared a moratorium on commercial debt payments. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of proceeds.

   Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. A combination of poor accounting standards, inept management, endemic corruption, and limited shareholder rights pose a significant risk, particularly to foreign investors.

   Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. Among these are thin trading activity, inadequate regulatory protection for the rights of investors, and lax custody procedures. Additionally, there is a dearth of solid corporate information available to investors.

   The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

SPE   CIAL CONSIDERATIONS REGARDIN    G AFRICA

   Africa is a highly diverse and politically unstable continent of over 50 countries and 840 million people. Civil wars, coups, and even genocidal warfare have beset much of this region in recent years. Nevertheless, the continent is home to an abundance of natural resources, including natural gas, aluminum, crude oil, copper, iron, bauxite, cotton, diamonds, and timber. Wealthier African countries generally have strong connections to European partners; evidence of these relationships is seen in the growing market capitalization and foreign investment. Economic performance remains closely tied to world commodity markets, particularly oil, as well as agricultural conditions, such as drought.

   Several Northern African countries have substantial oil reserves and, accordingly, their economies react strongly to world oil prices. They share a regional and sometimes religious identification with the oil producing nations of the Middle East and can be strongly affected by political and economic developments in those countries. As in the south, weather conditions have a strong impact on many of their natural resources, as was the case in 1995, when severe drought adversely affected economic growth.

   Several African countries have active equity markets, many established since 1989. The oldest market, in Egypt, was established in 1883, while the youngest, in Zambia, was established in 1994. The mean age for all equity markets is 40 years old. A total of 1,830 firms are listed on the respective exchanges. With the exception of the relatively large and liquid South African stock market, sub-Saharan Africa is probably the riskiest of all the world's emerging markets.

   During the past two decades, sub-Saharan Africa has lagged behind other developing regions in economic growth. The area attracts only a modest share of foreign direct investment and remains highly dependent on foreign aid. The financial markets are small and underdeveloped and offer little regulatory protection for investors. Except for South Africa, the most fundamental problems in all of the countries in the region are the absence of an effective court system to ensure the enforceability of contracts. Investors in the area generally face a high risk of continuing political and economic instability as well as currency exchange rate volatility.

       SOUTH AFRICA.    South Africa has a highly developed and
industrialized economy. It is rich in mineral resources and is the world's largest producer and exporter of gold. The nation's new government has made remarkable progress in consolidating the nation's peaceful transition to democracy and in redressing the socioeconomic disparities created by apartheid. It has a sophisticated financial structure with a large and active stock exchange that ranks 19th in the world in terms of market capitalization. Nevertheless, investors in South Africa face a number of risks common to other developing regions. The nation's heavy dependence upon the export of natural resources makes its economy and stock market vulnerable to weak global demand and declines in commodity prices. The country's currency reserves have been a constant problem and its currency can be vulnerable to devaluation. There is also the risk that ethnic and civic conflict could result in the abandonment of many of the nation's free market reforms to the detriment of shareholders.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended October 31,    1999 and 1998    , the
portfolio turnover rates were ___% and 215% for Canada Fund, ___% and
87% for Emerging Markets Fund, ___% and 114% for    Europe Fund, ___%
and 179% for Europe Capital Appreciation Fund, ___% and 182% for France Fund, ___% and 139% for Germany Fund, ___% and 109% for Hong Kong and China Fund, ___% and 62% for Japan Fund, ___% and 39% for Japan Small Companies Fund, ___% and 31% for Latin America Fund, ___% and 69% for Nordic Fund, ___% and 57% for Pacific Basin Fund, ___% and 95% for Southeast Asia Fund, and ___% and 191% for United Kingdom
Fund.     [Variations in turnover rate may be due to fluctuating
volume of shareholder purchase and redemption orders, market
   conditions, or changes in FMR's investment outlook.    ]

The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. A fund may pay both commissions and spreads in connection with the placement of portfolio transactions.

The following table shows the total amount of brokerage commissions paid by each fund.

                             Fiscal Year Ended  Total Amount Paid

CANADA FUND                  October 31

1999                                            $

1998

1997

EMERGING MARKETS FUND

1999

1998

1997

EUROPE FUND

1999

1998

1997

EUROPE CAPITAL APPRECIATION
FUND

1999

1998

1997

FRANCE FUND

1999

1998

1997

GERMANY FUND

1999

1998

1997

HONG KONG AND CHINA FUND

1999

1998

1997

JAPAN FUND

1999

1998

1997

JAPAN SMALL COMPANIES FUND

1999

1998

1997

LATIN AMERICA FUND

1999

1998

1997

NORDIC FUND

1999

1998

1997

PACIFIC BASIN FUND

1999

1998

1997

SOUTHEAST ASIA FUND

1999

1998

1997

UNITED KINGDOM FUND

1999

1998

1997


   O    f the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC [[and/,] FBS] [and
FBSJ], as applicable,] for the past three fiscal years.    T    he
second table shows the approximate percentage of aggregate brokerage
commissions paid by a fund to NFSC    [    [and/,] FBS] [and FBSJ]]
for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage
commissions for the fiscal year ended    1999    .] NFSC [[[,/and]
FBS,] [and FBSJ]] [is/are] paid on a commission basis].]


                                                Total Amount Paid

                             Fiscal Year Ended  To NFSC            [To FBS]  [To FBSJ]

CANADA FUND                  October 31

1999                                            $                  [$ ]      [$ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

EMERGING MARKETS FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

EUROPE FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

EUROPE CAPITAL APPRECIATION
FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

FRANCE FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

GERMANY FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

HONG KONG AND CHINA FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

JAPAN FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

JAPAN SMALL COMPANIES FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

LATIN AMERICA FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

NORDIC FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

PACIFIC BASIN FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

SOUTHEAST ASIA FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]

UNITED KINGDOM FUND

1999                                                               [ ]       [ ]

1998                                                               [ ]       [ ]

1997                                                               [ ]       [ ]





                             Fiscal Year Ended 1999  % of  Aggregate Commissions  % of  Aggregate Dollar Amount
                                                     Paid to NFSC                 of Transactions Effected
                                                                                  through NFSC

CANADA FUND                  October 31               %                            %

EMERGING MARKETS FUND        October 31               %                            %

EUROPE FUND                  October 31               %                            %

EUROPE CAPITAL APPRECIATION  October 31               %                            %
FUND

FRANCE FUND                  October 31               %                            %

GERMANY FUND                 October 31               %                            %

HONG KONG AND CHINA FUND     October 31               %                            %

JAPAN FUND                   October 31               %                            %

JAPAN SMALL COMPANIES FUND   October 31               %                            %

LATIN AMERICA FUND           October 31               %                            %

NORDIC FUND                  October 31               %                            %

PACIFIC BASIN FUND           October 31               %                            %

SOUTHEAST ASIA FUND          October 31               %                            %

UNITED KINGDOM FUND          October 31               %                            %




                             [% of  Aggregate Commissions  [% of  Aggregate Dollar  [% of Aggregate Commissions
                             Paid to FBS]                  Amount of Transactions   Paid to FBSJ]
                                                           Effected through FBS]

CANADA FUND                  [ %]                          [ %]                     [ %]

EMERGING MARKETS FUND        [ %]                          [ %]                     [ %]

EUROPE FUND                  [ %]                          [ %]                     [ %]

EUROPE CAPITAL APPRECIATION  [ %]                          [ %]                     [ %]
FUND

FRANCE FUND                  [ %]                          [ %]                     [ %]

GERMANY FUND                 [ %]                          [ %]                     [ %]

HONG KONG AND CHINA FUND     [ %]                          [ %]                     [ %]

JAPAN FUND                   [ %]                          [ %]                     [ %]

JAPAN SMALL COMPANIES FUND   [ %]                          [ %]                     [ %]

LATIN AMERICA FUND           [ %]                          [ %]                     [ %]

NORDIC FUND                  [ %]                          [ %]                     [ %]

PACIFIC BASIN FUND           [ %]                          [ %]                     [ %]

SOUTHEAST ASIA FUND          [ %]                          [ %]                     [ %]

UNITED KINGDOM FUND          [ %]                          [ %]                     [ %]



                             [% of Aggregate Dollar Amount
                             of Transactions Effected
                             through FBSJ]

CANADA FUND                  [ %]

EMERGING MARKETS FUND        [ %]

EUROPE FUND                  [ %]

EUROPE CAPITAL APPRECIATION  [ %]
FUND

FRANCE FUND                  [ %]

GERMANY FUND                 [ %]

HONG KONG AND CHINA FUND     [ %]

JAPAN FUND                   [ %]

JAPAN SMALL COMPANIES FUND   [ %]

LATIN AMERICA FUND           [ %]

NORDIC FUND                  [ %]

PACIFIC BASIN FUND           [ %]

SOUTHEAST ASIA FUND          [ %]

UNITED KINGDOM FUND          [ %]


   (dagger)     The difference between the percentage of aggregate
brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, [[NFSC] [,/and] [FBS] [and FBSJ]] is a result of the low commission rates charged by [[NFSC] [,/and] [FBS] [and FBSJ]].]

   [NF    SC] [,/and] [FBS] [and] [FBSJ] [has/have] used a portion of the commissions paid by [the/a] fund to reduce that fund's custodian
or transfer agent fee   s]    .]

   Th    e following table shows the dollar amount of brokerage
commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal
year ended    1999    .


                             Fiscal Year Ended 1999  $ Amount of  Commissions Paid  $ Amount of  Brokerage
                                                     to Firms  that Provided        Transactions  Involved*
                                                     Research Services*

CANADA FUND                  October 31              $                              $

EMERGING MARKETS FUND        October 31

EUROPE FUND                  October 31

EUROPE CAPITAL APPRECIATION  October 31
FUND

FRANCE FUND                  October 31

GERMANY FUND                 October 31

HONG KONG AND CHINA FUND     October 31

JAPAN FUND                   October 31

JAPAN SMALL COMPANIES FUND   October 31

LATIN AMERICA FUND           October 31

NORDIC FUND                  October 31

PACIFIC BASIN FUND           October 31

SOUTHEAST ASIA FUND          October 31

UNITED KINGDOM FUND          October 31



[* The provision of research services was not necessarily a factor in the placement of all this business with such firms.]

   [For t    he fiscal year ended ______, 199_ [the funds/[Name(s) of
Fund(s)]] paid no brokerage commissions to firms that provided research services.]

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE

A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's share price and return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may
or may not include the effect of a fund's maximum sales charge   ,
short-term trading fee   , or small account fee.     Excluding a
fund's sales charge, short-term trading fee,    or     small account
fee from a return calculation produces a higher return figure. Returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a fund's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The
13-week and 39-week long-term moving averages for    each     fund are
shown    in the table     below.


Fund                         13-Week Long-Term  Moving  39-Week Long-Term  Moving
                             Average                    Average

Canada Fund*                 $                          $

                             $                          $

                             $                          $

Emerging Markets Fund*       $                          $

                             $                          $

                             $                          $

Europe Fund*                 $                          $

                             $                          $

                             $                          $

Europe Capital Appreciation  $                          $
Fund *

                             $                          $

                             $                          $

France Fund*                 $                          $

                             $                          $

                             $                          $

Germany Fund*                $                          $

                             $                          $

                             $                          $

Hong Kong and China Fund*    $                          $

                             $                          $

                             $                          $

Japan Fund*                  $                          $

                             $                          $

                             $                          $

Japan Small Companies Fund*  $                          $

                             $                          $

                             $                          $

Latin America Fund*          $                          $

                             $                          $

                             $                          $

Nordic Fund*                 $                          $

                             $                          $

                             $                          $

Pacific Basin Fund*          $                          $

                             $                          $

                             $                          $

Southeast Asia Fund*         $                          $

                             $                          $

                             $                          $

United Kingdom Fund*         $                          $

                             $                          $

                             $                          $



*        On    October 29, 1999

HISTORICAL FUND RESULTS. The following table shows each fund's
return   s     for the fiscal periods ended October 31, 1999.

Each    fund     has a maximum front-end sales charge of    3.00    %,
which is included in the average annual and cumulative returns.

   [[For [    Name of Fund with Redemption Fee,]] [R/r]eturns do not
include the effect of the fund's [Redemption Fee Amount]%
short   -term trading fee, applicable to shares held les    s than
[Redemption Fee Time] days.]

   [For [Name of Fund with Redemption Fee,]] [R/r]eturns include the effect of the fund's [Redemption Fee Amount]% trading fee, applicable
to shares held less than [Rede    mption Fee Time] days.]


                                                   Average Annual Returns

                             Thirty-Day Yield[**]  One Year                Five Years  Ten Years/ Life of Fund*

Canada Fund                   %                     %                       %           %

Emerging Markets Fund         %                     %                       %           %

Europe Fund                   %                     %                       %           %

Europe Capital Appreciation   %                     %                       %           %
Fund

France Fund                   %                     %                       %           %

Germany Fund                  %                     %                       %           %

Hong Kong and China Fund      %                     %                       %           %

Japan Fund                    %                     %                       %           %

Japan Small Companies Fund    %                     %                       %           %

Latin America Fund            %                     %                       %           %

Nordic Fund                   %                     %                       %           %

Pacific Basin Fund            %                     %                       %           %

Southeast Asia Fund           %                     %                       %           %

United Kingdom Fund           %                     %                       %           %




                             Cumulative Returns

                             One Year            Five Years  Ten Years/ Life of Fund*

Canada Fund                   %                   %           %

Emerging Markets Fund         %                   %           %

Europe Fund                   %                   %           %

Europe Capital Appreciation   %                   %           %
Fund

France Fund                   %                   %           %

Germany Fund                  %                   %           %

Hong Kong and China Fund      %                   %           %

Japan Fund                    %                   %           %

Japan Small Companies Fund    %                   %           %

Latin America Fund            %                   %           %

Nordic Fund                   %                   %           %

Pacific Basin Fund            %                   %           %

Southeast Asia Fund           %                   %           %

United Kingdom Fund           %                   %           %


 [*    From _______,199_ (commencement     of operations).]

[   Note:     If [FMR] had not reimbursed certain fund expenses during
these periods, [[the/each] fund/[Name(s) of Fund(s) in Reimbursement]]'s returns would have been lower.]

The following tables show the income and capital elements of each fund's cumulative return. The tables compare each fund's return to the
record of the Standard & Poor's 500 Index (S&P 500   (registered
trademark)    ), the Dow Jones Industrial Average (DJIA), and the cost
of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how
each fund's return compared to the record of a    market
capitalization-weighted     index of common stocks and a narrower set
of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended
   October 31, 199    9, or life of each fund, as applicable, assuming
all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

During the 10-year period ended    October 31, 1999    , a
hypothetical $10,000 investment in C   anada Fund     would have grown
to $______, includi   ng the effect of the fund's maxi    mum sales
charge.

Canada Fund                                                                                                        INDEXES

Fiscal Year Ended  Value of Initial
                   $10,000                 Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                   Investment              Distributions                 Gain Distributions

1999               $                       $                             $                            $            $

1998*              $                       $                             $                            $            $

1997               $                       $                             $                            $            $

1996               $                       $                             $                            $            $

1995               $                       $                             $                            $            $

1994               $                       $                             $                            $            $

1993               $                       $                             $                            $            $

1992               $                       $                             $                            $            $

1991               $                       $                             $                            $            $

1990               $                       $                             $                            $            $



Canada Fund

Fiscal Year Ended  DJIA  Cost of Living[**]


1999               $     $

1998*              $     $

1997               $     $

1996               $     $

1995               $     $

1994               $     $

1993               $     $

1992               $     $

1991               $     $

1990               $     $


[IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

[ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF PERFORMANCE:
** From month-end closest to initial investment date.]

Explanatory Notes: With an initial investment of $10,000 in    Canada
Fund     on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR    BEGINNING
DATE, [Y    ear]], assuming the maximum sales charge had been in
effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller,
and cash payments for the period would have amo   unted to $___    ___
for dividends and $_____ for capital gain distributions. The figures
in the table do not include the effect of the fu   nd's 1.50%
short-term trading fee applicable to shares held less than 90
day    s.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Emerging
Markets Fund would have grown to $______ , including the effect of the fund's maximum sales charge.


Emerging Markets Fund                                                                                              INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $

1995             $                         $                             $                            $            $

1994             $                         $                             $                            $            $

1993             $                         $                             $                            $            $

1992             $                         $                             $                            $            $

1991             $                         $                             $                            $            $




Emerging Markets Fund

Fiscal Year Ended      DJIA  Cost of Living[**]


1999                   $     $

1998*                  $     $

1997                   $     $

1996                   $     $

1995                   $     $

1994                   $     $

1993                   $     $

1992                   $     $

1991                   $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Emerging Markets Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days. Prior to February 19, 1993, Emerging Markets operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Europe Fund would have grown to $______ , including the effect of the fund's maximum sales charge.


Europe Fund                                                                                                        INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions


1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $

1995             $                         $                             $                            $            $

1994             $                         $                             $                            $            $

1993             $                         $                             $                            $            $

1992             $                         $                             $                            $            $

1991             $                         $                             $                            $            $

1990             $                         $                             $                            $            $




Europe Fund

Fiscal Year Ended  DJIA  Cost of Living[**]


1999               $     $

1998*              $     $

1997               $     $

1996               $     $

1995               $     $

1994               $     $

1993               $     $

1992               $     $

1991               $     $

1990               $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Europe Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Europe Capital Appreciation Fund would have grown to $______, including the effect of the fund's maximum sales charge.


Europe Capital Appreciation
Fund

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998*                     $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $




Europe Capital Appreciation  INDEXES
Fund

Fiscal Year Ended            S&P 500  DJIA  Cost of Living[**]


1999                         $        $     $

1998*                        $        $     $

1997                         $        $     $

1996                         $        $     $

1995                         $        $     $

1994                         $        $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Europe Capital Appreciation Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in France Fund would have grown to $______ , including the effect of the fund's maximum sales charge.


FRANCE FUND                                                                                                        INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions


1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $




FRANCE FUND

Fiscal Year Ended  DJIA  Cost of Living[**]


1999               $     $

1998*              $     $

1997               $     $

1996               $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in France Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Germany Fund would have grown to $______, including the effect of the fund's maximum sales charge.


GERMANY FUND                                                                                                       INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $




GERMANY FUND

Fiscal Year Ended  DJIA  Cost of Living[**]


1999               $     $

1998*              $     $

1997               $     $

1996               $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Germany Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Hong Kong and China Fund would have grown to $______, including the effect of the fund's maximum sales charge.


HONG KONG AND CHINA FUND

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998*                     $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $




HONG KONG AND CHINA FUND  INDEXES

Fiscal Year Ended         S&P 500  DJIA  Cost of Living[**]


1999                      $        $     $

1998*                     $        $     $

1997                      $        $     $

1996                      $        $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Hong Kong and China Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Japan Fund would have grown to $______ , including the effect of the fund's maximum sales charge.


JAPAN FUND                                                                                                         INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $

1995             $                         $                             $                            $            $

1994             $                         $                             $                            $            $

1993             $                         $                             $                            $            $

1992             $                         $                             $                            $            $




JAPAN FUND

Fiscal Year Ended  DJIA  Cost of Living[**]


1999               $     $

1998*              $     $

1997               $     $

1996               $     $

1995               $     $

1994               $     $

1993               $     $

1992               $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Japan Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Japan Small Companies Fund would have grown to $______, including the effect of the fund's maximum sales charge.


JAPAN SMALL COMPANIES FUND

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions


1999                      $                         $                             $                            $

1998*                     $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $




JAPAN SMALL COMPANIES FUND  INDEXES

Fiscal Year Ended           S&P 500  DJIA  Cost of Living[**]

1999                        $        $     $

1998*                       $        $     $

1997                        $        $     $

1996                        $        $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Japan Small Companies Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Latin America Fund would have grown to $______ , including the effect of the fund's maximum sales charge.


Latin America Fund                                                                                                 INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $

1995             $                         $                             $                            $            $

1994             $                         $                             $                            $            $

1993             $                         $                             $                            $            $




Latin America Fund

Fiscal Year Ended   DJIA  Cost of Living[**]

1999                $     $

1998*               $     $

1997                $     $

1996                $     $

1995                $     $

1994                $     $

1993                $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Latin America Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Nordic Fund would have grown to $______ , including the effect of the fund's maximum sales charge.


NORDIC FUND                                                                                                        INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $




NORDIC FUND

Fiscal Year Ended  DJIA  Cost of Living[**]

1999               $     $

1998*              $     $

1997               $     $

1996               $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Nordic Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Pacific Basin Fund would have grown to $______ , including the effect of the fund's maximum sales charge.


PACIFIC BASIN FUND                                                                                                 INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $

1995             $                         $                             $                            $            $

1994             $                         $                             $                            $            $

1993             $                         $                             $                            $            $

1992             $                         $                             $                            $            $

1991             $                         $                             $                            $            $

1990             $                         $                             $                            $            $




PACIFIC BASIN FUND

Fiscal Year Ended   DJIA  Cost of Living[**]


1999                $     $

1998*               $     $

1997                $     $

1996                $     $

1995                $     $

1994                $     $

1993                $     $

1992                $     $

1991                $     $

1990                $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Pacific Basin Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in Southeast Asia Fund would have grown to $______, including the effect of the fund's maximum sales charge.


SOUTHEAST ASIA FUND                                                                                                INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $

1995             $                         $                             $                            $            $

1994             $                         $                             $                            $            $

1993             $                         $                             $                            $            $




SOUTHEAST ASIA FUND

Fiscal Year Ended    DJIA  Cost of Living[**]

1999                 $     $

1998*                $     $

1997                 $     $

1996                 $     $

1995                 $     $

1994                 $     $

1993                 $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in Southeast Asia Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

   During [the period from [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations) to/the 10-year period ended] [FISCAL YEAR END DATE], [Year], a hypothetical $10,000 investment in United Kingdom Fund would have grown to $______, including the effect of the fund's maximum sales charge.


UNITED KINGDOM FUND                                                                                                INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998*            $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $




UNITED KINGDOM FUND

Fiscal Year Ended    DJIA  Cost of Living[**]

1999                 $     $

1998*                $     $

1997                 $     $

1996                 $     $


   [IF APPROPRIATE: * From [COMMENCEMENT OF OPERATIONS DATE]
(commencement of operations).]

   [ONLY APPLICABLE FOR FUNDS SHOWING LESS THAN 10 YEARS OF
PERFORMANCE: ** From month-end closest to initial investment date.]

   Explanatory Notes: With an initial investment of $10,000 in United Kingdom Fund on [COMMENCEMENT OF OPERATIONS DATE/FISCAL YEAR BEGINNING DATE, [Year]], assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.50% short-term trading fee applicable to shares held less than 90 days.

INTERNATIONAL INDEXES, MARKET CAPITALIZATION, AND NATIONAL
STOCK MARKET RETURN

The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International indexes database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database, and the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International
stock market indexes for the twelve months ended    October 31,
1999    . Of course, these results are not indicative of future stock market performance or the funds' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indexes.

MARKET CAPITALIZATION. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization.
According to Morgan Stanley Capital International, the size of the markets as measured in U.S. dollars grew from $____ billion in 19__ to
$____ billion in    1999    .

The following table measures the total market capitalization of certain countries according to the Morgan Stanley Capital
International indexes database. The value of    each market is
measured in billions of U.S. dollars as of    October 31, 1999    .

TOTAL MARKET CAPITALIZATION

Australia  $   Malaysia        $

Austria    $   Netherlands     $

Belgium    $   Norway          $

Canada     $   Singapore       $

Denmark    $   Spain           $

France     $   Sweden          $

Germany    $   Switzerland     $

Hong Kong  $   United Kingdom  $

Italy      $   United States   $

Japan      $

The following table measures the total market capitalization of Latin American countries according to the International Finance Corporation
Emerging Markets database. The value of    each market     is measured
in billions of U.S. dollars as of O   ctober 31, 199    9.

TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina            $

Brazil               $

Chile                $

Colombia             $

Mexico               $

Venezuela            $

Peru                 $



Total Latin America  $______

NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indexes for
the twelve months ended    October 31, 1999    . The second table
shows the same performance as measured in local currency. Each table measures return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indexes composed of a sampling of selected companies representing an approximation of the market structure of the designated country.

STOCK MARKET PERFORMANCE
MEASURED IN U.S. DOLLARS

Australia   %  Malaysia         %

Austria     %  Netherlands      %

Belgium     %  Norway           %

Canada      %  Singapore        %

Denmark     %  Spain            %

France      %  Sweden           %

Germany     %  Switzerland      %

Hong Kong   %  United Kingdom   %

Italy       %  United States    %

Japan       %

STOCK MARKET PERFORMANCE
MEASURED IN LOCAL CURRENCY

Australia   %  Malaysia         %

Austria     %  Netherlands      %

Belgium     %  Norway           %

Canada      %  Singapore        %

Denmark     %  Spain            %

France      %  Sweden           %

Germany     %  Switzerland      %

Hong Kong   %  United Kingdom   %

Italy       %  United States    %

Japan       %

The following table shows the average annualized stock market returns
measured in U.S. dollars as of    October 31, 1999    .

STOCK MARKET PERFORMANCE

                 Five Years Ended  Ten Years Ended



                 1999               1999

Germany          %                  %

Hong Kong        %                  %

Japan            %                  %

Spain            %                  %

United Kingdom   %                  %

United States    %                  %

PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A fund's performance may also be compared to that of each benchmark index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of all dividends and capital gains paid by securities included in each index. Unlike a fund's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Latin America Fund may compare its performance to that of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index, a market capitalization-weighted index of approximately
   160     stocks traded in seven Latin American markets.

Pacific Basin Fund may compare its performance to that of the Morgan Stanley Capital International Pacific Index, a market capitalization-weighted index of over 400 stocks traded in six
Pacific-region markets. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Southeast Asia Fund may compare its performance to that of the Morgan
Stanley Capital International    All Country Fa    r East Free    ex
Japan Index, a market     capitalization-weighted index of over 350
stocks traded in eight Asian markets, excluding Japan.

Canada Fund may compare its performance to that of the Toronto Stock Exchange (TSE) 300, a market capitalization-weighted index of 300 stocks traded in the Canadian market.

France Fund may compare its performance to that of the Societe des Bourses Francaises (SBF) 250, a market capitalization-weighted index of the stocks of the 250 largest companies in the French market.

Germany Fund may compare its performance to that of the Deutscher
Akteinindex (DAX) 100, a market-weighted index of the 100 most heavily traded stocks in the German market.

Hong Kong and China Fund may compare its performance to that of the Hang Seng Index, a market capitalization-weighted index of the stocks of the 33 largest companies in the Hong Kong market.

Japan Fund may compare its performance to that of the Tokyo Stock
Exchange Index, a market capitalization-weighted index of    over 1300
stocks trad    ed in the Japanese market.

   Japan Small Companies Fund may compare its pe rformance to that of the Tokyo Stock Exchange Second Section Stock Price Index is a market capitalization-weighted index that reflects the performance of the smaller, less established and newly listed companies of the Tokyo Stock Exchange.

Nordic Fund may compare its performance to that of the FT - Actuaries World Nordic Index, a market capitalization -weighted index of over 90 stocks traded in four Scandinavian markets.

United Kingdom Fund may compare its performance to that of the FT - All Shares Index, a market capitalization -weighted index of over
   700     stocks traded in the U.K. market.

Each of Europe Fund    and     Europe Capital Appreciation Fund may
compare its performance to that of the Morgan Stanley Capital International Europe Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Emerging Markets may compare its performance to that of the Morgan Stanley Capital International Emerging Markets Free Index, a market capitalization-weighted index that is designed to represent the performance of emerging stock markets throughout the world. Effective December 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to December 1, 1998.

Stocks are selected for the Morgan Stanley Capital International
(MSCI) index   es     on the basis of industry representation,
liquidity, sufficient float, and avoidance of cross-ownership. The
MSCI Free index   es     excludes those stocks that cannot be
purchased by foreign investors in otherwise free markets.

A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.

A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents a fund's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of October 31   , 1999    , FMR advised over $__ billion in
municipal fund assets, $__ billion in taxable fixed-income fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security
Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;

2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;

3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in waiver (1) above) of such employer, maintained at least one employee benefit plan that qualified for waiver (1) above and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more investment accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;

4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);

6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);

7. to shares purchased by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager;

8. to shares purchased through Portfolio Advisory Services SM or Fidelity Charitable Advisory Services;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities;

11. to shares purchased by contributions and exchanges to the following prototype or prototype-like retirement plans sponsored by FMR Corp. or FMR and that are marketed and distributed directly to plan sponsors or participants without any intervention or assistance from any intermediary distribution channel: The Fidelity Traditional IRA, The Fidelity Roth IRA, The Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity SIMPLE IRA, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan);

12. to shares purchased as part of a pension or profit-sharing plan as defined in Section 401(a) of the Internal Revenue Code that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification;

13. to shares purchased by a registered investment adviser (RIA) for his or her discretionary accounts, provided he or she executes a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from Fidelity, without a broker, unless purchased through a brokerage firm which is a correspondent of National Financial Services Corporation (NFSC). The waiver is unavailable, however, if the RIA is part of an organization principally engaged in the brokerage business, unless the brokerage firm in the organization is an NFSC correspondent; or

14. to shares purchased by a trust institution or bank trust department for its non-discretionary, non-retirement fiduciary accounts, provided it executes a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

A fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in prototype-like retirement plans sponsored by FMR or FMR Corp., which are listed above.

On October 12, 1990, each of Canada Fund, Europe Fund and Pacific Basin Fund changed its sales charge policy from a 2% sales charge upon purchase and a 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If you purchased shares prior to that date, when you redeem those shares a deferred sales charge of 1% of the redemption amount will be deducted.

If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. Because each fund invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.

CAPITAL GAIN DISTRIBUTIONS. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of October 31, 199   9    , [the/each] [fund/[Name(s) of Fund(s)]]
had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on October 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

RETURNS OF CAPITAL. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

FOREIGN TAX CREDIT OR DEDUCTION. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments(registered trademark), P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d    (69    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management &
Research (Far East) Inc.;    and a Director of FDC. Abigail Johnson,
Member of the Advisory Board of Fidelity Investment Trust    , is Mr.
Johnson's daughter.

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Investment Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

J. GARY BURKHEAD (   58    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH F. COX (   67    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (   67    ), Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.

ROBERT M. GATES (   56    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

E. BRADLEY JONES (   71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

DONALD J. KIRK (   66    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk previously served as a Director of General Re Corporation
(reinsurance,    1987-1998    ) and Valuation Research Corp.
(appraisals and valuations, 1993-1995). He serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

*PETER S. LYNCH (   56    ), Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice
President of Fidelity Magellan   (registered trademark)     Fund and
FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (   66    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (   71    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN (   66    ), Trustee (1993), is Chairman of the Board,
of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).

*ROBERT C. POZEN (   53    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (   71    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).

RICHARD A. SPILLANE, JR. (   48    ), is Vice President of certain
Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity, Mr. Spillane is Chief Investment Officer for Fidelity
International, Limited. Prior to that position, Mr. Spillane served as Director of Research.

   PATRICIA SATTERTHWAITE (40), is Vice President of Fidelity Latin America Fund (1993). Prior to her current responsibilities, she managed several Fidelity funds.

   KEVIN R. MCCAREY (39), is Vice President of Fidelity Europe Capital Appreciation Fund (1995). Prior to his current responsibilities, Mr. McCarey managed a variety of Fidelity funds.

   ALLAN LIU (38), is Vice President of Fidelity Southeast Asia Fund
(1995). Mr. Liu is also an investment director of Fidelity Investments Management Ltd., in Hong Kong, a subsidiary of Fidelity International, Limited. Prior to his current responsibilities, Mr. Liu managed several Fidelity funds.

   DAVID C. STEWART (39), is Vice President of Fidelity Emerging
Markets Fund. Mr. Stewart is also a director and portfolio manager for Fidelity International Limited (FIL). Since joining Fidelity in 1994, he served as an analyst and portfolio manager.

   ROBERT J. HABER (41), is Vice President of Fidelity Canada Fund
(1998). Prior to his current responsibilities, Mr. Haber managed several Fidelity funds.

ERIC D. ROITER (   50    ), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998)    and Vice President and Clerk of
FDC (1998)    . Prior to joining Fidelity, Mr. Roiter was with the law
firm of Debevoise & Plimpton,    as an associate (1981-1984) and as a
partner (1985-1997),     and served as an Assistant General Counsel of
the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

RICHARD A. SILVER (   52    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETTER ( 38 ), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

JOHN H. COSTELLO (   53    ), Assistant Treasurer, is an employee of
FMR.

LEONARD M. RUSH (   53    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage
Services, Inc. (1990-1993).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended    October 31    ,
199   9    , or calendar year ended December 31, 199   8    , as
applicable.

COMPENSATION TABLE


AGGREGATE COMPENSATION FROM A    Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary  Burkhead**  Ralph F. Cox
FUND

Canada Fund [B,] C[, +]          $ 0                     [$ 0]                  $ 0                  $

Emerging Markets Fund [B,]       $ 0                     [$ 0]                  $ 0                  $
D[, +]

Europe Fund [B,] E[, +]          $ 0                     [$ 0]                  $ 0                  $

Europe Capital Appreciation      $ 0                     [$ 0]                  $ 0                  $
Fund [B,] F[, +]

France Fund [B,] F[, +]          $ 0                     [$ 0]                  $ 0                  $

Germany Fund [B,] F[, +]         $ 0                     [$ 0]                  $ 0                  $

Hong Kong and China Fund [B,]    $ 0                     [$ 0]                  $ 0                  $
F[, +]

Japan Fund [B,] F[, +]           $ 0                     [$ 0]                  $ 0                  $

Japan Small Companies Fund       $ 0                     [$ 0]                  $ 0                  $
[B,] F[, +]

Latin America Fund [B,] F[, +]   $ 0                     [$ 0]                  $ 0                  $

Nordic Fund [B,] F[, +]          $ 0                     [$ 0]                  $ 0                  $

Pacific Basin Fund [B,] F[, +]   $ 0                     [$ 0]                  $ 0                  $

Southeast Asia Fund [B,] F[, +]  $ 0                     [$ 0]                  $ 0                  $

United Kingdom Fund [B,] F[, +]  $ 0                     [$ 0]                  $ 0                  $

TOTAL COMPENSATION FROM THE      $ 0                     [$ 0]                   $ 0                 $223,500
FUND COMPLEX*, A




AGGREGATE COMPENSATION FROM A  Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones  Donald J. Kirk  Peter S. Lynch **
FUND

Canada Fund [B,] C[, +]        $                    [$ ]              $                 $               $ 0

Emerging Markets Fund [B,]     $                    [$ ]              $                 $               $ 0
D[, +]

Europe Fund [B,] E[, +]        $                    [$ ]              $                 $               $ 0

Europe Capital Appreciation    $                    [$ ]              $                 $               $ 0
Fund [B,] F[, +]

France Fund [B,] F[, +]        $                    [$ ]              $                 $               $ 0

Germany Fund [B,] F[, +]       $                    [$ ]              $                 $               $ 0

Hong Kong and China Fund [B,]  $                    [$ ]              $                 $               $ 0
F[, +]

Japan Fund [B,] F[, +]         $                    [$ ]              $                 $               $ 0

Japan Small Companies Fund     $                    [$ ]              $                 $               $ 0
[B,] F[, +]

Latin America Fund [B,] F[, +] $                    [$ ]              $                 $               $ 0

Nordic Fund [B,] F[, +]        $                    [$ ]              $                 $               $ 0

Pacific Basin Fund [B,] F[, +] $                    [$ ]              $                 $               $ 0

Southeast Asia Fund [B,]
F[, +]                         $                    [$ ]              $                 $               $ 0

United Kingdom Fund [B,]
F[, +]                         $                    [$ ]              $                 $               $ 0

TOTAL COMPENSATION FROM THE    $220,500             [$223,500]        $222,000          $226,500        $ 0
FUND COMPLEX*, A



AGGREGATE COMPENSATION FROM
A                           William O. McCoy  Gerald C. McDonough  Marvin L. Mann  Robert C.  Pozen **  Thomas R. Williams
FUND

Canada Fund [B,] C[, +]     [$ ]              $                    $               [$ 0]                $

Emerging Markets Fund [B,]  [$ ]              $                    $               [$ 0]                $
D[, +]

Europe Fund [B,] E[, +]     [$ ]              $                    $               [$ 0]                $

Europe Capital Appreciation [$ ]              $                    $               [$ 0]                $
Fund [B,] F[, +]

France Fund [B,] F[, +]     [$ ]              $                    $               [$ 0]                $

Germany Fund [B,] F[, +]    [$ ]              $                    $               [$ 0]                $

Hong Kong and China Fund
[B,]                        [$ ]              $                    $               [$ 0]                $
F[, +]

Japan Fund [B,] F[, +]      [$ ]              $                    $               [$ 0]                $

Japan Small Companies Fund  [$ ]              $                    $               [$ 0]                $
[B,] F[, +]

Latin America Fund [B,]
F[, +]                      [$ ]              $                    $               [$ 0]                $

Nordic Fund [B,] F[, +]     [$ ]              $                    $               [$ 0]                $

Pacific Basin Fund [B,]
F[, +]                      [$ ]              $                    $               [$ 0]                $

Southeast Asia Fund [B,]
F[, +]                      [$ ]              $                    $               [$ 0]                $

United Kingdom Fund [B,]
F[, +]                      [$ ]              $                    $               [$ 0]                $

TOTAL COMPENSATION FROM THE [$223,500]        $273,500             $220,500        [$ 0]                $223,500
FUND COMPLEX*, A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

[B C   o    mpensation figures include cash, and may include amounts
required to be deferred and amounts deferred at the election of Trustees.]

[C    The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__;
and Thomas R. Williams, $__.    ]

[E Th   e following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__;
and Thomas R. Williams,     $__.]

[F Th   e following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk,
$__;William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann,
$__; and Thomas R. Williams,     $__.]

[   G Certain of     the non-interested Trustees' aggregate
compensation from a fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   As o    f [DATE], approximately __% of [Fund Name(s)]'s total
outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Adviser[s]" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, and
Ms. Abigail P. Johnson,    M    ember of the Advisory Board of the
fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of [Fund Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.]

As o   f [DATE], the Tru    stees, Members of the Advisory Board, and
officers of [the/each] fund owned, in the aggregate, less than __% of [[each fund/[Fund Name(s)]]'s total outstanding shares.]

As    of [D    ATE], the following owned of record or beneficially 5%
or more (up to and including 25%) of [[each fund/[Fund Name(s)]]'s outstanding shares:]

   A    s of [DATE], approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].]

   [A     shareholder owning of record or beneficially more than 25%
of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, FMR U.K., and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of FIIA, FIJ, and FIIA(U.K.)L. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund pays all of its expenses that are not assumed by those parties. Each fund pays for the
typesetting, printing, and mailing of its    proxy     materials to
shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES.    For the services of FMR under th    e management
contract, Emerging Markets Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, and United Kingdom Fund each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract,    Canada Fund,
Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific
Basin Fund, and Southeast Asia Fund     each pays FMR a monthly
management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance
adjustment based on a comparison of    Canada Fund's performance to
that of the Toronto Stock Exchange (TSE) 300, Europe Fund's performance to that of the Morgan Stanley Capital International Europe Index, Europe Capital Appreciation Fund's performance to that of the Morgan Stanley Capital International Europe Index, Japan Fund's performance to that of the Tokyo Stock Exchange Index, Pacific Basin Fund's performance to that of the Morgan Stanley Capital International Pacific Index, and Southeast Asia Fund's performance to that of the Morgan Stanley Capital International All Country Far East Free ex Japan Index.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%             $ 0.5 billion    .5200%

 3 - 6                .4900               25              .4238

 6 - 9                .4600               50              .3823

 9 - 12               .4300               75              .3626

 12 - 15              .4000               100             .3512

 15 - 18              .3850                125            .3430

 18 - 21              .3700               150             .3371

 21 - 24              .3600               175             .3325

 24 - 30              .3500               200             .3284

 30 - 36              .3450               225             .3249

 36 - 42              .3400               250             .3219

 42 - 48              .3350               275             .3190

 48 - 66              .3250               300             .3163

 66 - 84              .3200               325             .3137

 84 - 102             .3150               350             .3113

 102 - 138            .3100               375             .3090

 138 - 174            .3050               400             .3067

 174 - 210            .3000               425             .3046

 210 - 246            .2950               450             .3024

 246 - 282            .2900               475             .3003

 282 - 318            .2850               500             .2982

 318 - 354            .2800               525             .2962

 354 - 390            .2750               550             .2942

 390 - 426            .2700

 426 - 462            .2650

 462 - 498            .2600

 498 - 534            .2550

 Over 534             .2500


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for
   October 1999     - was [INSERT CURRENT EFFECTIVE RATE: __%], which
is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.

The individual fund fee rate for    Emerging Markets Fund, France
Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies
Fund, Latin America Fund, Nordic Fund, and United Kingdom Fund     is
[INSERT CURRENT EFFECTIVE RATE: __%]. Based on the average group net
assets of the funds advised by FMR for October 199   9    , each
fund's annual management fee rate would be calculated as follows:

                            Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

Emerging Markets Fund        0.______%      +   0.______%                =   0.______%

France Fund                  0.______%      +   0.______%                =   0.______%

Germany Fund                 0.______%      +   0.______%                =   0.______%

Hong Kong and China Fund     0.______%      +   0.______%                =   0.______%

Japan Small Companies Fund   0.______%      +   0.______%                =   0.______%

Latin America Fund           0.______%      +   0.______%                    0.______%

Nordic Fund                  0.______%      +   0.______%                =   0.______%

United Kingdom Fund          0.______%      +   0.______%                =   0.______%


The individual fund fee rate for Canada Fund, Europe Fund, Europe
Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and
Southeast Asia Fund is [INSERT CURRENT EFFECTIVE RATE: __%] . Based on the average group net assets of the funds advised by FMR for October 1999, each fund's annual basic fee rate would be calculated as follows:

                             Group Fee Rate     Individual Fund Fee Rate     Basic Fee Rate

Canada Fund                   0.______%      +   0.______%                =   0.______%

Europe Fund                   0.______%      +   0.______%                =   0.______%

Europe Capital Appreciation   0.______%      +   0.______%                =   0.______%
Fund

Japan Fund                    0.______%      +   0.______%                =   0.______%

Pacific Basin Fund            0.______%      +   0.______%                =   0.______%

Southeast Asia Fund           0.______%      +   0.______%                =   0.______%


One-twelfth of the basic fee rate or the management fee rate, as applicable, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of
   Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan
Fund, Pacific Basin Fund, and Southeast Asia Fund     is subject to
upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period
exceeds, or is exceeded by, the record    over the same period     of
   the Toronto Stock Exchange (TSE) 300 for Canada Fund, Morgan Stanley Capital International Europe Index for Europe Fund, Morgan Stanley Capital International Europe Index for Europe Capital Appreciation Fund, Tokyo Stock Exchange Index for Japan Fund, Morgan Stanley Capital International Pacific Index for Pacific Basin Fund, and Morgan Stanley Capital International All Country Far East Free ex
Japan Index for Southeast Asia Fund. T    he performance period
consists of the most recent month plus the previous 35 months.

Each percentage point of difference, calculated to the nearest 0.01%
(up to a maximum difference of (plus/minus)10.00   ) i    s multiplied
by a performance adjustment rate of 0.02%.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee.

The maximum annualized performance adjustment rate is (plus/minus)0.20% of a fund's average net assets over the performance period.

A fund's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund are treated as if reinvested in that fund's shares at the NAV as of the record date for payment.

The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on a fund's performance compared to the investment record of the applicable Index, the controlling factor is not whether the fund's performance is
up or down per se, but whether it is up or down    more     or less
than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

For each of Morgan Stanley Capital International Europe    Index    ,
and Morgan Stanley Capital International Pacific Index, the index returns for periods prior to January 1, 1997 are adjusted for tax withholding at non-treaty rates. The index returns for periods after January 1, 1997 are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees
paid by    Canada Fund, Europe Fund, Europe Capital Appreciation Fund,
Japan Fund, Pacific Basin Fund, and Southeast Asia Fund.


Fund                         Fiscal Years Ended October 31  Performance Adjustment  Management Fees Paid to FMR

Canada Fund                  1999                           $                       $ *

                             1998                           $                       $ *

                             1997                           $                       $ *

Emerging Markets Fund        1999                           $                       $

                             1998                           $                       $

                             1997                           $                       $

Europe Fund                  1999                           $                       $ *

                             1998                           $                       $ *

                             1997                           $                       $ *

Europe Capital Appreciation  1999                           $                       $ *
Fund

                             1998                           $                       $ *

                             1997                           $                       $ *

France Fund                  1999                           $                       $

                             1998                           $                       $

                             1997                           $                       $

Germany Fund                 1999                           $                       $

                             1998                           $                       $

                             1997                           $                       $

Hong Kong and China Fund     1999                           $                       $

                             1998                           $                       $

                             1997                           $                       $

Japan Fund                   1999                           $                       $ *

                             1998                           $                       $ *

                             1997                           $                       $ *

Japan Small Companies Fund   1999                           $                       $

                             1998                           $                       $

                             1997                           $                       $

Latin America Fund           1999                           $                       $

                             1998                           $                       $

                             1997                           $                       $

Nordic Fund                  1999                           $                       $

                             1998                           $                       $

                             1997                           $                       $

Pacific Basin Fund           1999                           $                       $ *

                             1998                           $                       $ *

                             1997                           $                       $ *

Southeast Asia Fund          1999                           $                       $ *

                             1998                           $                       $ *

                             1997                           $                       $ *

United Kingdom Fund          1999                           $                       $

                             1998                           $                       $

                             1997                           $                       $



* Including the amount of the performance adjustment.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes,
   securities lending fees,     brokerage commissions, and
extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns, and repayment of the reimbursement by a fund will lower its returns.

F   M    R voluntarily agreed to reimburse certain of the funds if and to the extent that the fund's aggregate operating expenses, including management fees, were in excess of an annual rate of its average net
   assets. The tables below show     the periods of reimbursement
a   nd levels of     expense limitations for the applicable funds; the
dollar amount of management fees incurred under each fund's
   contract before reimbursement; and the dollar amount of management
fees reimbursed by FMR under the expense reimbursement for ea    ch
period.


             Periods of Expense Limitation                    Aggregate Operating Expense  Fiscal Years Ended October 31
             From To                                          Limitation

[Fund Name]  Month, day, year               Month, day, year   %                           199_

             Month, day, year               Month, day, year   %                           199_

             Month, day, year               Month, day, year   %                           199_




             Management Fee Before  Amount of  Management Fee
             Reimbursement          Reimbursement

[Fund Name]  $ [*]                  $

             $ [*]                  $

             $ [*]                  $


SUB-ADVISERS. On behalf of    each fund    , FMR has entered into
sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

On behalf of each fund, FMR may also grant investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIA(U.K.)L. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

On behalf of each fund, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet)    FMR pays FIJ and FIIA a fee equal to 57% of
its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

For providing investment advice and research services, fees paid to FMR U.K. and FMR Far East on behalf of Emerging Markets Fund and
Europe Capital Appreciation Fund for the past three fiscal years are shown in the table below.

Fiscal Year Ended October 31   FMR U.K.   FMR Far East   FIIA   FIIA(U.K.)L   FIJ

Emerging Markets Fund

1999                          $          $              $      $             $

1998                          $          $              $      $             $

1997                          $          $              $      $             $

Fiscal Year Ended October 31   FMR U.K.   FMR Far East   FIIA   FIIA(U.K.)L   FIJ

Europe Capital Appreciation
Fund

1999                          $          $              $      $             $

1998                          $          $              $      $             $

1997                          $          $              $      $             $


C   urrently, FIIA i    s primarily responsible for choosing
investments for Southeast Asia Fund and Hong Kong and China Fund. Currently, FIIA (U.K.)L is primarily responsible for choosing investments for Emerging Markets Fund, Europe Fund, France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund. Currently FIJ is primarily responsible for choosing investments for Japan Fund and Japan Small Companies Fund.

For discretionary investment management and execution of portfolio transactions, fees paid to FIIA, FIIA(U.K.)L, and FIJ on behalf of Emerging Markets Fund, Europe Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, Nordic Fund, Pacific Basin Fund, Southeast Asia Fund, and United Kingdom Fund for the past three fiscal years are shown in the table below.

Fiscal Year Ended October 31   FMR U.K.   FMR Far East   FIIA*   FIIA(U.K.)L   FIJ*

Emerging Markets Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Europe Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

France Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Germany Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Hong Kong and China Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Japan Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Japan Small Companies Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Latin America Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Nordic Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Pacific Basin Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

Southeast Asia Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $

United Kingdom Fund

1999                          $          $              $       $             $

1998                          $          $              $       $             $

1997                          $          $              $       $             $


* Prior to August 1, 1999, FMR paid FIIA and FIJ a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected by FDC for the past three fiscal years are shown in the table below.

                                              Sales Charge Revenue                          Deferred Sales Charge Revenue



                           Fiscal Year Ended  Amount Paid to FDC    Amount Retained by FDC  Amount Paid to FDC

Canada Fund                October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Emerging Markets Fund      October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Europe Fund                October 31,        $                     $                       $

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Europe Capital
Appreciation               October 31,
Fund

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

France Fund                October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Germany Fund               October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Hong Kong and China Fund   October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Japan Fund                 October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Japan Small Companies Fund October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Latin America Fund         October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Nordic Fund                October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Pacific Basin Fund         October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

Southeast Asia Fund        October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $

United Kingdom Fund        October 31,

                           1999               $                     $                       $

                           1998               $                     $                       $

                           1997               $                     $                       $







                             Amount Retained by FDC

Canada Fund

                             $

                             $

                             $

Emerging Markets Fund

                             $

                             $

                             $

Europe Fund                  $

                             $

                             $

                             $

Europe Capital Appreciation
Fund

                             $

                             $

                             $

France Fund

                             $

                             $

                             $

Germany Fund

                             $

                             $

                             $

Hong Kong and China Fund

                             $

                             $

                             $

Japan Fund

                             $

                             $

                             $

Japan Small Companies Fund

                             $

                             $

                             $

Latin America Fund

                             $

                             $

                             $

Nordic Fund

                             $

                             $

                             $

Pacific Basin Fund

                             $

                             $

                             $

Southeast Asia Fund

                             $

                             $

                             $

United Kingdom Fund

                             $

                             $

                             $


   FDC may compensate intermediaries (such as banks, broker-dealers and other service-providers) that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC performs transfer agency, dividend disbursing, and shareholder services for each fund.

For providing transfer agency services, FSC receives an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The account fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FSC also collects small account fees from certain accounts with balances of less than $2,500.

In addition, FSC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act
of 1996, managed by FMR or an affiliate and    in     each Fidelity
Freedom    Fund and Fidelity Four-in-One Index Fund    , funds of
funds managed by an FMR affiliate, according to the percentage of the
QSTP's, Freedom Fund's    or Fidelity Four-in-One Index Fund's
assets that is invested in a fund,    subject to certain limitations
in the case of Fidelity Four-in-One Index Fund.

FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services    for     the
funds are    0.0550%     of the first $500 million of average net
assets,    0.0425%     of average net assets    between     $500
million    and $3 billion, and 0.0010% of average net assets in excess
of $3 billion.     The fee, not including reimbursement for
out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund                         1999  1998  1997

Canada Fund                  $     $     $

Emerging Markets Fund        $     $     $

Europe Fund                  $     $     $

Europe Capital Appreciation  $     $     $
Fund

France Fund                  $     $     $

Germany Fund                 $     $     $

Hong Kong and China Fund     $     $     $

Japan Fund                   $     $     $

Japan Small Companies Fund   $     $     $

Latin America Fund           $     $     $

Nordic Fund                  $     $     $

Pacific Basin Fund           $     $     $

Southeast Asia Fund          $     $     $

United Kingdom Fund          $     $     $


For administering each fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.

   [For the fiscal years ended October 31, 1999     199_, 199_, and
199_, [the fund[s]/[Name(s) of Taxable Bond or Equity Fund(s)]] paid no securities lending fees.

   [For the fiscal years ended October 31, 1999, 199_    , 199_, and
199_, [the fund/[Name of Taxable Bond or Equity Fund with Flat or
Group Fee] paid securities lending fees of $__, $__, and $__, respectively.

Secur   ities lending fees paid by the funds to FSC     for the past
three fiscal years are shown in the table below.

Fund                         1999  1998  1997

Canada Fund                  $     $     $

Emerging Markets Fund        $     $     $

Europe Fund                  $     $     $

Europe Capital Appreciation  $     $     $
Fund

France Fund                  $     $     $

Germany Fund                 $     $     $

Hong Kong and China Fund     $     $     $

Japan Fund                   $     $     $

Japan Small Companies Fund   $     $     $

Latin America Fund           $     $     $

Nordic Fund                  $     $     $

Pacific Basin Fund           $     $     $

Southeast Asia Fund          $     $     $

United Kingdom Fund          $     $     $


DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity Japan Fund, Fidelity Japan Small Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity United Kingdom Fund are funds of Fidelity Investment Trust, an open-end management
invest   ment company organized as a Massachusetts business trust on
April 20, 1984. Currently, there are 20 funds in Fidelity Investment
Trust: Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity France Fund, Fidelity Germany Fund, Fidelity Global Balanced Fund, Fidelity Hong Kong and China Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Small Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, Fidelity United Kingdom Fund, and Fidelity Worldwide Fund. The Trustees are permitted to create additional funds in the trusts.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust shall include a provision limiting the obligations created thereby to the trust and its assets.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading
"Shareholder Liability" above.

The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by a vote of shareholders of the trust or the fund. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

CUSTODIAN.    Brown Brothers Harriman & Co., 40 Water Street, Boston,
Massachusetts, is custodian of the assets of Canada Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund,
Latin America Fund, Nordic Fund, and United Kingdom Fund.     The
Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York, is
custodian of the assets of    Emerging Markets Fund, Europe Fund,
Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and
Southeast Asia Fund.     Each custodian is responsible for the
safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain
funds advised by FMR. The Boston branch of    Canada Fund, France
Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies
Fund, Latin America Fund, Nordic Fund, and United Kingdom Fund    's
custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

   AUDITOR.     _____________________ serves as independent accountant
for    Canada Fund, Emerging Markets Fund, Europe Fund, France Fund,
Germany Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund,
Southeast Asia Fund, and United Kingdom Fund.     The auditor examines
financial statements for the funds and provides other audit, tax, and related services.

________________________ serves as independent accountant for
   Europe Capital Appreciation Fund.     The auditor examines
financial statements for the fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the
fiscal year ended October 31, 199   9    , and report of the auditor,
are included in the fund's annual report and are inc   orporated
herein b    y reference.

APPENDIX

   Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Focus, Fidelity Investments, and Magellan are registered trademarks of FMR Corp.

   Portfolio Advisory Services is a service mark of FMR Corp.
THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)(1) Restated Declaration of Trust, dated February 16, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective
Amendment No. 58.

    (2) Supplement, dated October 15, 1997, to the Restated
Declaration of Trust is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 73.

(b) By-Laws of the Trust are incorporated herein by reference to
Exhibit 2 of Fidelity Union Street Trust Post-Effective Amendment No. 87 (File No. 2-50318).

(c) Not applicable.

(d)(1) Form of Management Contract between Fidelity Global Balanced Fund and Fidelity Management & Research Company, is filed herein as Exhibit d(1).

    (2) Form of Management Contract between Fidelity Diversified
International Fund and Fidelity Management & Research Company, is filed herein as Exhibit d(2).

    (3) Management Contract, dated October 1, 1997, between Fidelity International Growth & Income Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 73.

    (4) Management Contract, dated October 1, 1997, between Fidelity International Value Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 73.

    (5) Management Contract, dated October 1, 1997, between Fidelity Overseas Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment No. 73.

    (6) Management Contract, dated October 1, 1997, between Fidelity Worldwide Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(x) of Post-Effective Amendment No. 73.

     (7) Management Contract, dated October 1, 1997, between Fidelity Canada Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(dd) of Post-Effective Amendment No. 73.

     (8) Management Contract, dated October 1, 1997, between Fidelity Europe Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(ii) of Post-Effective Amendment No. 73.

(9) Management Contract, dated October 1, 1997, between Fidelity
Europe Capital Appreciation Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(nn) of Post-Effective Amendment No. 73.

(10) Management Contract, dated October 1, 1997, between Fidelity
Japan Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(ss) of Post-Effective Amendment No. 73.

(11) Management Contract, dated October 1, 1997, between Fidelity
Pacific Basin Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(yy) of Post-Effective Amendment No. 73.

(12) Management Contract, dated October 1, 1997, between Fidelity
Emerging Markets Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(eee) of Post-Effective Amendment No. 73.

(13) Management Contract, dated October 1, 1997, between Fidelity
Latin America Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(kkk) of Post-Effective Amendment No. 73.

(14) Management Contract, dated October 1, 1997, between Fidelity
Southeast Asia Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(ppp) of Post-Effective Amendment No. 73.

 (15) Management Contract, dated October 1, 1997, between Fidelity
France Fund and Fidelity   Management & Research Company, is
incorporated herein by reference to Exhibit 5(hhhh) of Post-Effective Amendment No. 73.

(16) Management Contract, dated October 1, 1997, between Fidelity
Germany Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(mmmm) of Post-Effective Amendment No. 73.

 (17) Management Contract, dated October 1, 1997, between Fidelity United Kingdom Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(rrrr) of Post-Effective Amendment No. 73.

(18) Management Contract, dated October 1, 1997, between Fidelity
Japan Small Companies Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(wwww) of Post-Effective Amendment No. 73.

(19) Management Contract, dated October 1, 1997, between Fidelity Hong Kong and China Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(ccccc) of Post-Effective Amendment No. 73.

(20) Management Contract, dated October 1, 1997, between Fidelity
Nordic Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(iiiii) of Post-Effective Amendment No. 73.

(21) Form of Sub-Advisory Agreement for Fidelity Global Balanced Fund between Fidelity Management & Research Company (U.K.) Inc., is filed herein as Exhibit d(21).

(22) Form of Sub-Advisory Agreement for Fidelity Global Balanced Fund between Fidelity Management & Research Company (Far East) Inc., is filed herein as Exhibit d(22).

(23) Form of Sub-Advisory Agreement for Fidelity Global Balanced Fund between Fidelity Management & Research Company and Fidelity
International Investment Advisors, is filed herein as Exhibit d(23).

(24) Form of Sub-Advisory Agreement for Fidelity Global Balanced Fund between Fidelity International Investment Advisors and Fidelity
International Investment Advisors (U.K.) Limited, is filed herein as Exhibit d(24).

(25) Form of Sub-Advisory Agreement for Fidelity Global Balanced Fund between Fidelity Management & Research and Fidelity Investments Japan Limited, is filed herein as Exhibit d(25).

(26) Sub-Advisory Agreement, dated October 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit 5(nn) of Post-Effective Amendment No. 51.

(27) Sub-Advisory Agreement, dated October 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 51.

(28) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Diversified International, is filed herein as Exhibit d(28).

(29) Sub-Advisory Agreement, dated October 1, 1992, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit 5(yyy) of Post-Effective Amendment No. 51.

(30) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Diversified International Fund, is filed herein as Exhibit d(30).

(31) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity International Growth & Income Fund, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 57.

(32) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity International Growth & Income Fund, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 57.

(33) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity International Growth & Income Fund, is filed herein as Exhibit d(33).

(34) Sub-Advisory Agreement, dated April 2, 1992, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity International Growth & Income Fund, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 57.

(35) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity International Growth & Income Fund, is filed herein as Exhibit d(35).

(36) Sub-Advisory Agreement, dated September 16, 1994, between
Fidelity Management & Research Company and Fidelity Management &
Research (U.K.) Inc. on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 57.

(37) Sub-Advisory Agreement, dated September 16, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 57.

(38) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity International Value Fund, is filed herein as Exhibit d(38).

(39) Sub-Advisory Agreement, dated September 16, 1994, between
Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 57.

 (40) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity International Value Fund, is filed herein as Exhibit d(40).

(41) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research
(U.K.) on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment No. 57.

(42) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No. 57.

(43) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Overseas Fund, is filed herein as Exhibit d(43).

(44) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 57.

(45) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Overseas Fund, is filed herein as Exhibit d(45).

(46) Sub-Advisory Agreement dated, April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 5(w) of Post-Effective Amendment No. 57.

(47) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 5(v) of Post-Effective Amendment No. 57.

(48) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Worldwide Fund, is filed herein as Exhibit d(48).

(49) Sub-Advisory Agreement dated, March 1, 1992, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 5(x) of Post-Effective Amendment No. 57.

(50) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Worldwide Fund, is filed herein as Exhibit d(50).

(51) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit 5(bb) of Post-Effective Amendment No. 57.

(52) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit 5(aa) of Post-Effective Amendment No. 57.

(53) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Canada Fund, is filed herein as Exhibit d(53).

(54) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit 5(cc) of Post-Effective Amendment No. 57.

(55) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit 5(gg) of Post-Effective Amendment No. 57.

(56) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit 5(ff) of Post-Effective Amendment No. 57.

(57) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Europe Fund, is filed herein as Exhibit d(57).

(58) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit 5(hh) of Post-Effective Amendment No. 57.

 (59) Sub-Advisory Agreement, dated November 18, 1993,  between
Fidelity Management & Research Company and Fidelity Management &
Research (U.K.) Inc. on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit 5(ss) of Post-Effective Amendment No. 53.

 (60) Sub-Advisory Agreement, dated November 18, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Europe Capital Appreciation Fund, is incorporated herein by reference to Exhibit 5(dd) of Post- Effective Amendment No. 53.

(61) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Europe Capital Appreciation Fund, is filed herein as Exhibit d(61).

(62) Sub-Advisory Agreement, dated November 18, 1993, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Europe
Capital Appreciation Fund, is incorporated herein by reference to
Exhibit 5(ggg) of Post-Effective Amendment No. 55.

(63) Sub-Advisory Agreement, dated July 16, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit 5(oo) of Post Effective Amendment No. 53.

(64) Sub-Advisory Agreement, dated July 16, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit 5(z) of Post-Effective Amendment No. 53.

 (65) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Japan Fund, is filed herein as Exhibit d(65).

 (66) Sub-Advisory Agreement, dated July 16, 1992, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit 5(ccc) of Post-Effective Amendment No. 55.

(67) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Japan Fund, is filed herein as Exhibit d(67).

(68) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit 5(vv) of Post-Effective Amendment No. 57.

(69) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit 5(uu) of Post-Effective Amendment No. 57.

(70) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Pacific Basin Fund, is filed herein as Exhibit d(70).

(71) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit 5(ww) of Post-Effective Amendment No. 57.

(72) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Pacific Basin Fund, is filed herein as Exhibit d(72).

(73) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research
(U.K.) Inc. on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit 5(aaa) of Post-Effective Amendment No. 57.

(74) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit 5(zz) of Post-Effective Amendment No. 57.

(75) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Emerging Markets Fund, is filed herein as Exhibit d(75).

(76) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Emerging
Markets Fund, is incorporated herein by reference to Exhibit 5(bbb) of Post-Effective Amendment No. 57.

(77) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Emerging Markets Fund, is filed herein as Exhibit d(77).

(78) Sub-Advisory Agreement, dated March 18, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit 5(nn) of Post-Effective Amendment No. 48.

(79) Sub-Advisory Agreement, dated March 18, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit 5(z) of Post-Effective Amendment No. 48.

(80) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Latin America Fund, is filed herein as Exhibit d(80).

(81) Sub-Advisory Agreement, dated March 18, 1993, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit 5(ddd) of Post-Effective Amendment No. 55.

(82) Sub-Advisory Agreement, dated March 18, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Southeast Asia Fund, is incorporated herein by reference to Exhibit 5(oo) of Post-Effective Amendment No. 48.

(83) Sub-Advisory Agreement, dated March 18, 1993, between Fidelity Management & Research Company and Fidelity Management & Research (Far
East) Inc. on behalf of Fidelity Southeast Asia Fund, is incorporated herein by reference to Exhibit 5(aa) of Post-Effective Amendment No. 48.

(84) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Southeast Asia Fund, is filed herein as Exhibit d(84).

(85) Sub-Advisory Agreement, dated March 18, 1993, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity Southeast Asia Fund, is incorporated herein by reference to Exhibit 5(eee) of Post-Effective Amendment No. 51.

(86) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Southeast Asia Fund, is filed herein as Exhibit d(86).

     (87) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management &
Research (U.K.) Inc. on behalf of Fidelity France Fund, is incorporated herein by reference to Exhibit 5(hhhh) of Post-Effective Amendment No. 62.

     (88) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management &
Research (Far East) Inc. on behalf of Fidelity France Fund, is incorporated herein by reference to Exhibit 5(gggg) of Post-Effective Amendment No. 62.

(89) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity France Fund, is filed herein as Exhibit d(89).

(90) Sub-Advisory Agreement, dated September 14,1995, between Fidelity International Investment Advisors and Fidelity International
Investment Advisors (U.K.) Limited on behalf of Fidelity France Fund, is incorporated herein by reference to Exhibit 5(iiii) of Post-Effective Amendment No. 62.

       (91) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management &
Research (U.K.) Inc. on behalf of Fidelity Germany Fund, is incorporated herein by reference to Exhibit 5(mmmm) of Post-Effective Amendment No. 62.

       (92) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Germany Fund, is incorporated herein by reference to Exhibit 5(llll) of Post-Effective Amendment No. 62.

     (93) Sub-Advisory Agreement, dated August 1, 1999, between
Fidelity Management & Research Company and Fidelity International
Investment Advisors on behalf of Fidelity Germany Fund, is filed herein as Exhibit d(93).

     (94) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Germany Fund, is incorporated herein by reference to Exhibit 5(nnnn) of Post-Effective Amendment No. 62.

(95) Sub-Advisory Agreement, dated September 14, 1995, between
Fidelity Management & Research Company and Fidelity Management &
Research (U.K.) Inc. on behalf of Fidelity United Kingdom Fund, is incorporated herein by reference to Exhibit 5(rrrr) of Post-Effective Amendment No. 62.

(96) Sub-Advisory Agreement, dated September 14, 1995, between
Fidelity Management & Research Company and Fidelity Management &
Research (Far East) Inc. on behalf of Fidelity United Kingdom Fund, is incorporated herein by reference to Exhibit 5(qqqq) of Post-Effective Amendment No. 62.

(97) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity United Kingdom Fund, is filed herein as Exhibit d(97).

(98) Sub-Advisory Agreement, dated September 14, 1995, between
Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity United
Kingdom Fund, is incorporated herein by reference to Exhibit 5(ssss) of Post-Effective Amendment No. 62.

     (99) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management &
Research (U.K.) Inc. on behalf of Fidelity Japan Small Companies Fund, is incorporated herein by reference to Exhibit 5(wwww) of Post-Effective Amendment No. 62.

     (100) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Japan Small Companies Fund, is incorporated herein by reference to Exhibit 5(vvvv) of Post-Effective Amendment No. 62.

  (101) Sub-Advisory Agreement, dated August 1, 1999, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Japan Small Companies Fund, is filed herein as Exhibit d(101).

  (102) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Japan Small Companies Fund, is incorporated herein by reference to Exhibit 5(xxxx) of Post-Effective No. 62.

    (103) Sub-Advisory Agreement, dated August 1, 1999, between
Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Japan Small Companies Fund, is filed herein as Exhibit d(103).

    (104) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management &
Research (U.K.) Inc. on behalf of Fidelity Hong Kong and China Fund, is incorporated herein by reference to Exhibit 5(ccccc) of Post-Effective Amendment No. 62.

    (105) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Hong Kong and China Fund, is incorporated herein by reference to Exhibit 5(bbbbb) of Post-Effective Amendment No. 62.

    (106) Sub-Advisory Agreement, dated August 1, 1999, between
Fidelity Management & Research Company and Fidelity International
Investment Advisors on behalf of Fidelity Hong Kong and China Fund, is filed herein as Exhibit d(106).

    (107) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Hong Kong and China Fund, is incorporated herein by reference to Exhibit 5(ddddd) of Post-Effective Amendment No. 62.

    (108) Sub-Advisory Agreement, dated August 1, 1999, between
Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Hong Kong and China Fund, is filed herein as Exhibit d(108).

    (109) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management &
Research (U.K.) Inc. on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit 5(iiiii) of Post-Effective Amendment No. 62.

    (110) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity Management & Research Company and Fidelity Management &
Research (Far East) Inc. on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit 5(hhhhh) of Post-Effective Amendment No. 62.

    (111) Sub-Advisory Agreement, dated August 1, 1999, between
Fidelity Management & Research Company and Fidelity International
Investment Advisors on behalf of Fidelity Nordic Fund, is filed herein as Exhibit d(111).

    (112) Sub-Advisory Agreement, dated September 14, 1995, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit 5(jjjjj) of Post-Effective Amendment No. 62.

    (e)(1) Form of General Distribution Agreement between Fidelity Global Balanced Fund and Fidelity Distributors Corporation, is filed herein as Exhibit e(1).

        (2) General Distribution Agreement, dated May 19, 1990, between Fidelity Overseas Fund, Fidelity Europe Fund, Fidelity Pacific Basin Fund, Fidelity International Growth & Income Fund, Fidelity Canada Fund, dated September 30, 1990, between Fidelity Worldwide Fund, between Fidelity Emerging Markets Fund (formerly "Fidelity International Opportunities Fund"), and dated December 12, 1991 between Fidelity Diversified International Fund and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit Nos. 6(a)(1-8) of Post-Effective Amendment No. 57.

(3) General Distribution Agreement, dated December 12, 1991, between Fidelity Diversified International Fund and Fidelity Distributors
Corporation, is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 38.

(4) General Distribution Agreement, dated July 16, 1992, between
Fidelity Japan Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 55.

(5) General Distribution Agreement, dated March 18, 1993, between
Fidelity Latin America Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 55.

(6) General Distribution Agreement, dated March 18, 1993, between
Fidelity Southeast Asia Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(n) of Post-Effective Amendment No. 55.

(7) General Distribution Agreement, dated November 18, 1993, between Fidelity Europe Capital Appreciation Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(p) of Post-Effective Amendment No. 55.

(8) General Distribution Agreement, dated September 16, 1994, between Fidelity International Value Fund and Fidelity Distributors
Corporation, is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 58.

(9) General Distribution Agreement, dated September 14, 1995, between Fidelity France Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 66.

(10) General Distribution Agreement, dated September 14, 1995, between Fidelity Germany Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(n) of Post-Effective Amendment No. 66.

(11) General Distribution Agreement, dated September 14, 1995, between Fidelity United Kingdom Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(o) of Post-Effective Amendment No. 66.

(12) General Distribution Agreement, dated September 14, 1995, between Fidelity Japan Small Companies Fund and Fidelity Distributors
Corporation, is incorporated herein by reference to Exhibit 6(p) of Post-Effective Amendment No. 66.

(13) General Distribution Agreement, dated September 14, 1995, between Fidelity Hong Kong and China Fund and Fidelity Distributors
Corporation, is incorporated herein by reference to Exhibit 6(q) of Post-Effective Amendment No. 66.

(14) General Distribution Agreement, dated September 14, 1995, between Fidelity Nordic Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(r) of Post-Effective Amendment No. 66.

(15) Amendments to the General Distribution Agreement, dated March 14, 1996 and July 15, 1996, between Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity International Value Fund, Fidelity Japan Small Companies Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit 6(k) of Fidelity Select Portfolios'(File No. 2-69972) Post-Effective Amendment No. 57.

(16) Amendments to the General Distribution Agreement, dated March 14, 1996 and July 15, 1996, between Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Growth & Income Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit 6(l) of Fidelity Select Portfolios' (File No. 2-69972) Post-Effective Amendment No. 57 .

(17) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit (e)(17).

(18) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997) is filed herein as Exhibit
(e)(18).

(f)(1) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No.
33-43529) Post-Effective Amendment No. 19.

(g)(1) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).

     (2) Appendix A, dated February 26, 1998, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Puritan Trust's Post-Effective Amendment No. 116 (File No. 2-11884).

     (3) Appendix B, dated June 18, 1998, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Puritan Trust's Post-Effective Amendment No. 116 (File No. 2-11884).

    (4) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).

    (5) Appendix A, dated March 19, 1998, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit 8(e) of Fidelity Puritan Trust's Post-Effective Amendment No. 116 (File No. 2-11884).

   (6) Appendix B, dated June 18, 1998, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit 8(f) of Fidelity Puritan Trust's Post-Effective Amendment No. 116 (File No. 2-11884).

   (7) Fidelity Group Repo Custodian Agreement, dated February 12, 1996, among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808)
Post-Effective Amendment No. 31.

   (8) Schedule 1 to the Fidelity Group Repo Custodian Agreement, dated February 12, 1996, between The Bank of New York and the
Registrant, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808)
Post-Effective Amendment No. 31.

   (9) Fidelity Group Repo Custodian Agreement, dated November 13, 1995, among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808)
Post-Effective Amendment No. 31.

   (10) Schedule 1 to the Fidelity Group Repo Custodian Agreement, dated November 13, 1995, between Chemical Bank and the Registrant, is incorporated herein by reference to Exhibit 8(g) of Fidelity
Institutional Cash Portfolios' (File No. 2-74808) Post-Effective
Amendment No. 31.

   (11) Joint Trading Account Custody Agreement, dated May 11, 1995, between The Bank of New York and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (12) First Amendment to Joint Trading Account Custody Agreement, dated July 14, 1995, between The Bank of New York and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

    (h) Not applicable.

      (i) Not applicable.

      (j) Not applicable.

      (k) Not applicable.

      (l) Not applicable.

   (m)(1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Balanced Fund is filed herein as Exhibit m(1).

 (2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International Fund is incorporated herein by reference to
Exhibit 15(c) of Post-Effective Amendment No. 73.

 (3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund is incorporated herein by reference to
Exhibit 15(d) of Post-Effective Amendment No. 73.

 (4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 73.

 (5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Overseas Fund is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 73.

 (6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 73.

(n)  Not applicable.

(o)  Not applicable.

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

    82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East; Director
                           of Strategic Advisers, Inc.;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.


John Avery                 Vice President of FMR.

Robert Bertelson           Vice President of FMR.


John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.


Robert C. Chow             Vice President of FMR.


Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Laura B. Cronin            Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.

Catherine Collins          Vice President of FMR.


Frederic G. Corneel        Tax Counsel of FMR.



William Danoff             Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Senior Vice President of FMR
                           and of funds advised by FMR.


Stephen DuFour             Vice President of FMR.



Margaret L. Eagle          Vice President of FMR and of
                           funds advised by FMR.



William R. Ebsworth        Vice President of FMR.


David Felman               Vice President of FMR.


Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.
Karen Firestone
                           Vice President of FMR.
Michael B. Fox
                           Assistant Treasurer of FMR,
                           FIMM, FMR U.K., and FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp.; Vice
                           President of FMR U.K., FMR
                           Far East, and FIMM.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Vice President Deputy
                           General Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR
                           and Vice President of
                           High-Income Funds advised by
                           FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR;
                           Senior Vice President of
                           FIMM; Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR and
                           Director of Technical
                           Research.
Frederick Hoff
                           Vice President of FMR.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR;  Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.
Shigeki Makino
                           Vice President of FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.


James McDowell             Senior Vice President of FMR.


Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.

Stephen Peterson           Senior Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel and Clerk of FMR and
                           Secretary of funds advised
                           by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.






(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

       25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR U.K., FMR,
                        FMR Corp., FIMM, and FMR Far
                        East; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman of the
                        Executive Committee of FMR;
                        Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        U.K.; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR, and
                        FMR Far East; Director of
                        Strategic Advisers, Inc.;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Laura B. Cronin         Treasurer of FMR U.K., FMR
                        Far East, FMR, and FIMM and
                        Vice President of FMR.
Michael B. Fox
                        Assistant Treasurer of FMR,
                        FIMM, FMR U.K., and FMR Far
                        East; Vice President and
                        Treasurer of FMR Corp.; Vice
                        President of FMR U.K., FMR
                        Far East, and FIMM.


Simon Fraser            Senior Vice President of FMR.


Jay Freedman            Clerk of FMR U.K., FMR Far
                        East, FMR Corp., and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Vice
Susan Englander Hislop  President Deputy General
                        Counsel FMR Corp.

                        Assistant Clerk of FMR U.K.,
Francis V. Knox         FMR Far East and FIMM.


                        Compliance Officer of FMR
                        U.K. and FMR Far East; Vice
                        President of FMR.

(3)  FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan

 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR Far East,
                        FMR, FMR Corp., FIMM, and
                        FMR U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        Far East; Senior Vice
                        President and Trustee of
                        funds advised by FMR;
                        President and Director of
                        FIMM, FMR U.K., and FMR;
                        Director of Strategic
                        Advisers, Inc.; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Robert H. Auld          Senior Vice President of FMR
                        Far East.



Laura B. Cronin         Treasurer of FMR Far East,
                        FMR U.K., FMR, and FIMM and
                        Vice President of FMR.
Michael B. Fox
                        Assistant Treasurer of FMR,
                        FIMM, FMR U.K., and FMR Far
                        East; Vice President and
                        Treasurer of FMR Corp.; Vice
                        President of FMR U.K., FMR
                        Far East, and FIMM.



Francis V. Knox         Compliance Officer of FMR Far
                        East and FMR U.K.; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR Far East, FMR
                        U.K., FMR Corp., and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Vice
                        President Deputy General
                        Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR Far
                        East, FMR U.K., and
                        Strategic Advisers, Inc.;
                        Assistant Secretary of FIMM.



Billy Wilder            Vice President of FMR Far
                        East; President and
                        Representative Director of
                        FIJ.






(4)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (FIIA)

      Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda

 The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.


Anthony J. Bolton     Director of FIIA, Fidelity
                      International Investment
                      Advisors (U.K.) Limited
                      (FIIA(U.K.)L), Fidelity
                      Investment Management
                      Limited (FIML (U.K.)),
                      Fidelity Investment Services
                      Limited (FISL (U.K.)), and
                      Fidelity Investments
                      International (FII).



Simon Fraser          Director and President of FIIA.

Richard Ford          Vice President of FIIA.



Simon Haslam          Director and Chief Financial
                      Officer of FIIA, FISL
                      (U.K.), and FII; Director
                      and Secretary of FIIA
                      (U.K.)L; Previously, Chief
                      Financial Officer of FIL;
                      Company Secretary of
David J. Saul         Fidelity Investments Group
                      of Companies (U.K.);
                      Director of FIJ.

Keith Ferguson        President and Director of
                      FIIA; Previously, Director
Richard Horlick       of Fidelity International
                      Limited; and numerous
                      companies and funds in the
                      FIL group.

                      Director of FIIA.

                      Director of FIIA.


K.C. Lee              Director of FIIA and Fidelity
                      Investments Management (Hong
                      Kong) Limited.
Frank Mutch
                      Director of FIIA.



Peter Phillips        Director of FIIA and Fidelity
                      Investments Management (Hong
                      Kong) Limited.


Matthew Heath         Secretary of FIIA.


Terrence V. Richards  Assistant Secretary of FIIA.

Rosalie Sheppard      Assistant Secretary of FIIA.

(5)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED
(FIIA(U.K.)L)

      26 Lovat Lane, London, EC3R 8LL, England

 The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Anthony J. Bolton  Director of FIIA(U.K.)L,
                   Fidelity International
                   Investment Advisors (FIIA),
                   Fidelity Investment
                   Management Limited (FIML
                   (U.K.)), Fidelity Investment
                   Services Limited (FISL
                   (U.K.)), and Fidelity
                   Investments International
                   (FII).



Pamela Edwards     Director of FIIA(U.K.)L, FISL
                   (U.K.), and FII; Previously,
                   Director of Legal Services
                   for Europe.



Simon Haslam       Director and Secretary of
                   FIIA (U.K.)L; Director and
                   Chief Financial Officer of
                   FIIA, FISL (U.K.), and FII;
                   Chief Financial Officer of
                   FIL (U.K.); Previously,
                   Chief Financial Officer of
                   FIL, Company Secretary of
                   Fidelity Investments Group
                   of Companies (U.K.);
                   Director of FIJ.



Sally Walden       Director of FIIA(U.K.)L and
                   FISL (U.K.).



Sally Hinchliffe   Assistant Secretary of
                   FIIA(U.K.)L.




(6)  FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan

 The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d  Chairman and Representative
                      Director of FIJ; Chairman of
                      the Board and Director of
                      FMR Far East, FMR, FMR
                      Corp., FMR U.K., and FIMM;
                      Chairman of the Executive
                      Committee of FMR; President
                      and Chief Executive Officer
                      of FMR Corp.; President and
                      Trustee of funds advised by
                      FMR.



Yasuo Kuramoto        Vice Chairman and
                      Representative Director of
                      FIJ.



Billy Wilder          President and Representative
                      Director of FIJ; Vice
                      President of FMR Far East.



Noboru Kawai          Director and General Manager
                      of Administration of FIJ.


Tetsuzo Nishimura     Director and Vice President
                      of Wholesales/Broker
                      Distribution of FIJ.
Hiroshi Yamashita
                      Senior Managing Director of
Yasushi Murofushi     FIJ.

Takeshi Okazaki       Statutory Auditor of FIJ.

                      Director and Head of
                      Institutional Sales of FIJ.

Simon Haslam          Director of FIJ; Director and
                      Chief Financial Officer of
                      FIIA, FISL (U.K.), and FII;
                      Director and Secretary of
                      FIIA (U.K.)L; Previously,
                      Chief Financial Officer of
                      FIL; Company Secretary of
                      Fidelity Investments Group
                      of Companies (U.K.).

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     With Underwriter          With Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None
Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc., or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, N.Y. and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.

Item 29. Management Services

 Not applicable.

Item 30. Undertakings

 Not applicable.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 77 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 7th day of October 1999.

      Fidelity Investment Trust

      By /s/Edward C. Johnson 3d (dagger)
            Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     (Signature)                 (Title)                        (Date)

/s/Edward C. Johnson 3d(dagger)  President and Trustee          October 7, 1999
   Edward C. Johnson 3d          (Principal Executive Officer)

/s/Richard A. Silver             Treasurer                      October 7, 1999
   Richard A. Silver

/s/Robert C. Pozen               Trustee                        October 7, 1999
   Robert C. Pozen

/s/Ralph F. Cox*                 Trustee                        October 7, 1999
   Ralph F. Cox

/s/Phyllis Burke Davis*          Trustee                        October 7, 1999
   Phyllis Burke Davis

/s/Robert M. Gates**             Trustee                        October 7, 1999
   Robert M. Gates

/s/E. Bradley Jones*             Trustee                        October 7, 1999
   E. Bradley Jones

/s/Donald J. Kirk*               Trustee                        October 7, 1999
   Donald J. Kirk

/s/Peter S. Lynch*               Trustee                        October 7, 1999
   Peter S. Lynch

/s/Marvin L. Mann*               Trustee                        October 7, 1999
   Marvin L. Mann

/s/William O. McCoy*             Trustee                        October 7, 1999
   William O. McCoy

/s/Gerald C. McDonough*          Trustee                        October 7, 1999
   Gerald C. McDonough

/s/Thomas R. Williams*           Trustee                        October 7, 1999
   Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Robert M. Gates             March 6, 1997
   Robert M. Gates

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d    July 17, 1997
   Edward C. Johnson 3d

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d     /s/Peter S. Lynch
   Edward C. Johnson 3d        Peter S. Lynch

/s/J. Gary Burkhead         /s/William O. McCoy
   J. Gary Burkhead            William O. McCoy

/s/Ralph F. Cox             /s/Gerald C. McDonough
   Ralph F. Cox                Gerald C. McDonough

/s/Phyllis Burke Davis      /s/Marvin L. Mann
   Phyllis Burke Davis         Marvin L. Mann

/s/E. Bradley Jones         /s/Thomas R. Williams
   E. Bradley Jones            Thomas R. Williams

/s/Donald J. Kirk
   Donald J. Kirk